American Century Investments®
Quarterly Portfolio Holdings
AvantisTM U.S. Equity ETF (AVUS)
November 30, 2019

Avantis U.S. Equity ETF - Schedule of Investments
NOVEMBER 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 1.6%
AAR Corp.	781	34,902
Aerojet Rocketdyne Holdings, Inc.(1)	1,859	82,168
Aerovironment, Inc.(1)	121	7,422
Arconic, Inc.	2,545	78,793
Astronics Corp.(1)	389	11,339
Axon Enterprise, Inc.(1)	193	14,243
Boeing Co. (The)	1,174	429,895
BWX Technologies, Inc.	1,492	89,714
Curtiss-Wright Corp.	379	52,041
Ducommun, Inc.(1)	193	9,434
General Dynamics Corp.	585	106,318
HEICO Corp.	193	25,069
HEICO Corp., Class A	291	29,228
Hexcel Corp.	1,663	132,425
Huntington Ingalls Industries, Inc.	103	25,922
L3Harris Technologies, Inc.	786	158,057
Lockheed Martin Corp.	1,077	421,139
Mercury Systems, Inc.(1)	291	21,316
Moog, Inc., Class A	291	24,988
National Presto Industries, Inc.	34	3,025
Northrop Grumman Corp.	491	172,719
Park Aerospace Corp.	223	3,637
Parsons Corp.(1)	478	19,134
Raytheon Co.	487	105,884
Spirit AeroSystems Holdings, Inc., Class A	1,798	156,408
Teledyne Technologies, Inc.(1)	193	66,004
Textron, Inc.	977	45,177
TransDigm Group, Inc.	160	90,736
Triumph Group, Inc.	292	8,091
United Technologies Corp.	1,376	204,116
Vectrus, Inc.(1)	193	9,831
		2,639,175
Air Freight and Logistics — 0.8%
Air Transport Services Group, Inc.(1)	683	16,809
Atlas Air Worldwide Holdings, Inc.(1)	487	12,706
CH Robinson Worldwide, Inc.	1,271	97,676
Echo Global Logistics, Inc.(1)	208	4,166
Expeditors International of Washington, Inc.	1,957	146,305
FedEx Corp.	1,957	313,218
Forward Air Corp.	487	34,105
Hub Group, Inc., Class A(1)	730	37,281
United Parcel Service, Inc., Class B	4,703	563,090

XPO Logistics, Inc.(1)	389	32,166
		1,257,522
Airlines — 0.9%
Alaska Air Group, Inc.	2,168	149,614
Allegiant Travel Co.	361	61,272
American Airlines Group, Inc.	781	22,446
Delta Air Lines, Inc.	6,602	378,361
Hawaiian Holdings, Inc.	1,173	35,530
JetBlue Airways Corp.(1)	5,972	115,080
Mesa Air Group, Inc.(1)	454	3,301
SkyWest, Inc.	1,075	67,338
Southwest Airlines Co.	5,972	344,226
Spirit Airlines, Inc.(1)	781	30,514
United Airlines Holdings, Inc.(1)	3,133	290,742
		1,498,424
Auto Components — 0.7%
Adient plc(1)	781	17,073
American Axle & Manufacturing Holdings, Inc.(1)	1,467	14,465
Aptiv plc	2,545	238,925
Autoliv, Inc.	1,465	119,720
BorgWarner, Inc.	3,519	147,974
Cooper Tire & Rubber Co.	683	19,684
Cooper-Standard Holding, Inc.(1)	267	7,591
Dana, Inc.	2,814	47,697
Delphi Technologies plc(1)	1,173	14,616
Fox Factory Holding Corp.(1)	193	12,724
Gentex Corp.	5,580	158,472
Gentherm, Inc.(1)	683	28,584
Goodyear Tire & Rubber Co. (The)	4,559	72,898
LCI Industries	521	55,466
Lear Corp.	863	103,827
Modine Manufacturing Co.(1)	1,173	8,704
Motorcar Parts of America, Inc.(1)	116	2,263
Standard Motor Products, Inc.	193	9,721
Stoneridge, Inc.(1)	487	14,678
Tenneco, Inc., Class A	879	10,891
Veoneer, Inc.(1)(2)	781	12,644
Visteon Corp.(1)	389	36,383
		1,155,000
Automobiles — 0.8%
Ford Motor Co.	46,015	416,896
General Motors Co.	12,630	454,680
Harley-Davidson, Inc.	3,320	120,781
Tesla, Inc.(1)	487	160,681
Thor Industries, Inc.	391	24,934
Winnebago Industries, Inc.	413	19,630
		1,197,602
Banks — 7.4%
1st Source Corp.	193	9,922
Allegiance Bancshares, Inc.(1)	291	10,441

Amalgamated Bank, Class A	239	4,570
Amerant Bancorp, Inc.(1)	585	12,893
American National Bankshares, Inc.	112	4,237
Ameris Bancorp	717	31,297
Arrow Financial Corp.	198	7,100
Associated Banc-Corp.	1,472	31,560
Atlantic Capital Bancshares, Inc.(1)	312	5,903
Atlantic Union Bankshares Corp.	781	29,522
Banc of California, Inc.	781	11,996
BancFirst Corp.	271	16,013
Bancorp, Inc. (The)(1)	1,492	16,546
BancorpSouth Bank	970	30,167
Bank First Corp.	86	5,840
Bank of America Corp.	36,134	1,203,985
Bank of Commerce Holdings	278	3,183
Bank of Hawaii Corp.	665	59,923
Bank of Marin Bancorp	193	8,710
Bank OZK	1,075	31,906
BankUnited, Inc.	1,367	47,927
Banner Corp.	437	23,873
Bar Harbor Bankshares	181	4,641
Baycom Corp.(1)	155	3,404
BB&T Corp.	4,894	267,800
BCB Bancorp, Inc.	272	3,683
Berkshire Hills Bancorp, Inc.	583	18,394
BOK Financial Corp.	291	24,252
Boston Private Financial Holdings, Inc.	1,467	17,223
Bridge Bancorp, Inc.	389	12,713
Brookline Bancorp., Inc.	977	15,681
Bryn Mawr Bank Corp.	291	11,428
Business First Bancshares, Inc.	164	4,034
Byline Bancorp, Inc.(1)	322	5,922
Cadence BanCorp	999	16,493
Camden National Corp.	193	8,384
Capital City Bank Group, Inc.	152	4,397
Carolina Financial Corp.	291	12,306
Cathay General Bancorp.	977	35,973
CBTX, Inc.	156	4,605
CenterState Bank Corp.	1,181	30,033
Central Pacific Financial Corp.	506	14,704
Central Valley Community Bancorp	183	3,861
CIT Group, Inc.	1,173	53,395
Citigroup, Inc.	13,124	985,875
Citizens & Northern Corp.	163	4,287
Citizens Financial Group, Inc.	4,012	154,302
City Holding Co.	193	15,340
Civista Bancshares, Inc.	189	4,098
CNB Financial Corp.	298	9,435
Codorus Valley Bancorp, Inc.	160	3,442
Columbia Banking System, Inc.	683	26,692

Comerica, Inc.	1,369	96,391
Commerce Bancshares, Inc.	1,077	72,191
Community Bank System, Inc.	450	30,532
Community Bankers Trust Corp.	398	3,459
Community Trust Bancorp, Inc.	193	8,673
ConnectOne Bancorp, Inc.	487	12,268
Cullen/Frost Bankers, Inc.	389	36,395
Customers Bancorp, Inc.(1)	585	13,677
CVB Financial Corp.	1,271	27,149
Dime Community Bancshares, Inc.	60	1,210
DNB Financial Corp.	44	2,032
Eagle Bancorp, Inc.	291	12,926
East West Bancorp, Inc.	1,369	62,728
Enterprise Financial Services Corp.	291	13,153
Equity Bancshares, Inc., Class A(1)	208	6,126
F.N.B. Corp.	3,522	43,743
Farmers & Merchants Bancorp, Inc.	67	1,739
Farmers National Banc Corp.	354	5,430
FB Financial Corp.	291	11,203
Fifth Third Bancorp	5,977	180,446
Financial Institutions, Inc.	389	12,674
First BanCorp	1,761	18,490
First Bancorp/Southern Pines NC	380	14,858
First Bancshares, Inc. (The)	291	9,766
First Busey Corp.	642	17,077
First Business Financial Services, Inc.	133	3,322
First Choice Bancorp	173	3,937
First Commonwealth Financial Corp.	1,173	16,668
First Community Bankshares, Inc.	299	9,116
First Financial Bancorp	977	23,761
First Financial Bankshares, Inc.	1,173	40,551
First Financial Corp.	193	8,534
First Foundation, Inc.	781	12,801
First Hawaiian, Inc.	1,467	41,868
First Horizon National Corp.	3,522	56,634
First Internet Bancorp	134	3,042
First Interstate Bancsystem, Inc., Class A	389	16,377
First Merchants Corp.	527	21,338
First Mid Bancshares, Inc.	291	10,179
First Midwest Bancorp., Inc.	1,081	23,306
First of Long Island Corp. (The)	487	11,800
First Republic Bank	879	96,602
Flushing Financial Corp.	496	10,515
Franklin Financial Network, Inc.	178	6,077
Fulton Financial Corp.	1,957	33,582
German American Bancorp, Inc.	291	9,807
Glacier Bancorp, Inc.	879	38,544
Great Southern Bancorp, Inc.	239	14,586
Great Western Bancorp, Inc.	663	22,787
Guaranty Bancshares, Inc.	117	3,867

Hancock Whitney Corp.	781	31,716
Hanmi Financial Corp.	585	11,484
Heartland Financial USA, Inc.	445	21,013
Heritage Commerce Corp.	977	12,212
Heritage Financial Corp.	389	10,729
Hilltop Holdings, Inc.	1,075	26,477
Home BancShares, Inc.	1,761	33,142
HomeTrust Bancshares, Inc.	396	10,347
Hope Bancorp, Inc.	1,565	22,708
Horizon Bancorp, Inc.	683	12,854
Howard Bancorp, Inc.(1)	210	3,499
Huntington Bancshares, Inc.	14,391	214,282
IBERIABANK Corp.	585	42,699
Independent Bank Corp. (Massachusetts)	258	21,724
Independent Bank Corp. (Michigan)	495	11,063
Independent Bank Group, Inc.	291	16,770
International Bancshares Corp.	916	38,857
Investar Holding Corp.	127	3,178
Investors Bancorp, Inc.	2,545	30,693
JPMorgan Chase & Co.	15,282	2,013,556
KeyCorp	13,031	252,671
Lakeland Bancorp, Inc.	781	13,027
Lakeland Financial Corp.	400	18,848
Live Oak Bancshares, Inc.	585	10,676
M&T Bank Corp.	781	128,662
Macatawa Bank Corp.	1,084	11,610
MainStreet Bancshares, Inc.(1)	72	1,579
Mercantile Bank Corp.	291	10,258
Metropolitan Bank Holding Corp.(1)	82	3,697
Midland States Bancorp, Inc.	389	10,923
MidWestOne Financial Group, Inc.	390	13,260
MVB Financial Corp.	273	5,815
National Bank Holdings Corp., Class A	334	11,971
NBT Bancorp, Inc.	458	18,320
Nicolet Bankshares, Inc.(1)	95	6,884
Northeast Bank(1)	185	3,996
Northrim BanCorp, Inc.	113	4,234
OFG Bancorp	1,161	24,903
Old National Bancorp.	1,761	31,839
Old Second Bancorp, Inc.	883	10,905
Opus Bank	487	12,521
Origin Bancorp, Inc.	291	10,380
Orrstown Financial Services, Inc.	172	3,770
Pacific Premier Bancorp, Inc.	720	23,069
PacWest Bancorp	1,136	42,305
Park National Corp.	134	13,444
Parke Bancorp, Inc.	211	5,049
PCB Bancorp.	190	3,253
Peapack Gladstone Financial Corp.	389	11,631
People's United Financial, Inc.	3,412	56,298

People's Utah Bancorp	389	11,417
Peoples Bancorp, Inc.	291	9,519
Pinnacle Financial Partners, Inc.	585	35,931
PNC Financial Services Group, Inc. (The)	2,447	374,905
Popular, Inc.	1,467	81,140
Preferred Bank	313	17,262
Premier Financial Bancorp, Inc.	173	3,140
Prosperity Bancshares, Inc.	696	48,894
QCR Holdings, Inc.	291	12,164
RBB Bancorp	294	5,886
Regions Financial Corp.	8,713	144,984
Reliant Bancorp, Inc.	116	2,591
Renasant Corp.	612	21,665
Republic Bancorp, Inc., Class A	202	9,332
S&T Bancorp, Inc.	369	13,919
Sandy Spring Bancorp, Inc.	464	16,407
Seacoast Banking Corp. of Florida(1)	389	11,573
ServisFirst Bancshares, Inc.	844	30,688
Sierra Bancorp	389	10,425
Signature Bank	585	72,166
Simmons First National Corp., Class A	1,136	29,434
SmartFinancial, Inc.	177	4,036
South State Corp.	329	27,399
Southern First Bancshares, Inc.(1)	292	12,506
Southern National Bancorp of Virginia, Inc.	325	5,177
Southside Bancshares, Inc.	291	10,217
Spirit of Texas Bancshares, Inc.(1)	146	3,335
Sterling Bancorp	2,306	47,089
Stock Yards Bancorp, Inc.	291	12,044
Summit Financial Group, Inc.	208	5,606
SunTrust Banks, Inc.	3,424	242,556
SVB Financial Group(1)	389	90,143
Synovus Financial Corp.	2,153	82,008
TCF Financial Corp.	879	37,349
Texas Capital Bancshares, Inc.(1)	879	50,806
Tompkins Financial Corp.	169	14,661
Towne Bank	683	19,226
Trico Bancshares	291	11,247
TriState Capital Holdings, Inc.(1)	494	11,970
Triumph Bancorp, Inc.(1)	291	10,435
Trustmark Corp.	683	23,468
Two River Bancorp	131	2,777
U.S. Bancorp	8,030	482,041
UMB Financial Corp.	545	36,662
Umpqua Holdings Corp.	2,491	40,778
United Bankshares, Inc.	781	29,576
United Community Banks, Inc.	977	30,287
United Security Bancshares	305	3,184
Univest Financial Corp.	389	10,157
Valley National Bancorp	3,718	43,054

Veritex Holdings, Inc.	487	12,667
Washington Trust Bancorp, Inc.	271	14,143
Webster Financial Corp.	876	42,652
Wells Fargo & Co.	20,565	1,119,970
WesBanco, Inc.	794	28,983
West Bancorporation, Inc.	493	11,970
Westamerica Bancorporation	291	18,915
Western Alliance Bancorp	1,467	76,519
Wintrust Financial Corp.	585	39,727
Zions Bancorp N.A.	1,859	92,541
		11,824,372
Beverages — 1.2%
Boston Beer Co., Inc. (The), Class A(1)	117	44,965
Brown-Forman Corp., Class A	298	19,012
Brown-Forman Corp., Class B	2,496	169,279
Coca-Cola Co. (The)	7,640	407,976
Coca-Cola Consolidated, Inc.	95	25,665
Constellation Brands, Inc., Class A	977	181,781
Keurig Dr Pepper, Inc.	781	24,164
MGP Ingredients, Inc.(2)	104	4,744
Molson Coors Brewing Co., Class B	1,239	62,545
Monster Beverage Corp.(1)	2,251	134,655
National Beverage Corp.(1)	193	9,581
New Age Beverages Corp.(1)(2)	943	2,037
PepsiCo, Inc.	5,678	771,243
		1,857,647
Biotechnology — 2.4%
AbbVie, Inc.	2,159	189,409
ACADIA Pharmaceuticals, Inc.(1)	389	17,618
Achillion Pharmaceuticals, Inc.(1)	3,228	20,046
ADMA Biologics, Inc.(1)(2)	1,957	9,296
Agenus, Inc.(1)	3,042	12,746
Agios Pharmaceuticals, Inc.(1)	142	5,524
Aimmune Therapeutics, Inc.(1)	227	6,338
Akebia Therapeutics, Inc.(1)	662	4,164
Alexion Pharmaceuticals, Inc.(1)	881	100,381
Alkermes plc(1)	585	12,297
Allakos, Inc.(1)(2)	95	9,025
Allogene Therapeutics, Inc.(1)(2)	291	8,200
Alnylam Pharmaceuticals, Inc.(1)	491	57,516
AMAG Pharmaceuticals, Inc.(1)(2)	213	2,268
Amgen, Inc.	2,741	643,368
AnaptysBio, Inc.(1)	43	580
Anika Therapeutics, Inc.(1)	193	11,155
Ardelyx, Inc.(1)	464	3,448
Arena Pharmaceuticals, Inc.(1)	1,369	64,863
Arrowhead Pharmaceuticals, Inc.(1)	2,349	171,500
Assembly Biosciences, Inc.(1)	125	2,028
Atara Biotherapeutics, Inc.(1)	169	2,401
Avrobio, Inc.(1)	585	9,383

Beyondspring, Inc.(1)	395	4,918
Biogen, Inc.(1)	1,766	529,464
BioMarin Pharmaceutical, Inc.(1)	487	39,306
BioSpecifics Technologies Corp.(1)	54	2,970
Bluebird Bio, Inc.(1)	95	7,689
Blueprint Medicines Corp.(1)	202	16,572
Catalyst Pharmaceuticals, Inc.(1)	1,957	9,080
Coherus Biosciences, Inc.(1)	437	7,862
Cyclerion Therapeutics, Inc.(1)	234	433
Cytokinetics, Inc.(1)	1,082	10,463
Deciphera Pharmaceuticals, Inc.(1)	291	13,761
Eagle Pharmaceuticals, Inc.(1)	291	17,018
Editas Medicine, Inc.(1)	487	14,746
Eiger BioPharmaceuticals, Inc.(1)	178	2,341
Emergent BioSolutions, Inc.(1)	426	23,370
Enanta Pharmaceuticals, Inc.(1)	120	7,639
Exact Sciences Corp.(1)	418	33,862
Exelixis, Inc.(1)	3,718	61,830
FibroGen, Inc.(1)	291	12,330
Flexion Therapeutics, Inc.(1)(2)	593	10,514
G1 Therapeutics, Inc.(1)	267	5,767
Gilead Sciences, Inc.	9,798	658,818
Gossamer Bio, Inc.(1)	759	19,354
Halozyme Therapeutics, Inc.(1)	683	13,243
Harpoon Therapeutics, Inc.(1)	150	2,805
Heron Therapeutics, Inc.(1)	257	6,569
ImmunoGen, Inc.(1)	3,328	12,014
Incyte Corp.(1)	781	73,539
Intellia Therapeutics, Inc.(1)(2)	159	2,755
Ionis Pharmaceuticals, Inc.(1)	389	24,880
Ironwood Pharmaceuticals, Inc.(1)	348	4,183
Kadmon Holdings, Inc.(1)	1,142	5,048
Karyopharm Therapeutics, Inc.(1)	1,371	24,020
Kura Oncology, Inc.(1)	497	7,922
Ligand Pharmaceuticals, Inc.(1)(2)	95	10,735
MacroGenics, Inc.(1)	195	1,847
Medicines Co. (The)(1)(2)	193	16,251
Mirati Therapeutics, Inc.(1)	95	9,573
Moderna, Inc.(1)	683	13,906
Momenta Pharmaceuticals, Inc.(1)	487	8,182
Myriad Genetics, Inc.(1)	389	10,013
Neurocrine Biosciences, Inc.(1)	291	33,934
Opko Health, Inc.(1)	2,590	4,118
PDL BioPharma, Inc.(1)	775	2,403
Pfenex, Inc.(1)	267	2,771
Protagonist Therapeutics, Inc.(1)	178	1,549
Prothena Corp. plc(1)	272	3,487
Radius Health, Inc.(1)	389	8,714
Regeneron Pharmaceuticals, Inc.(1)	484	178,596
REGENXBIO, Inc.(1)	121	5,065

Retrophin, Inc.(1)	158	2,191
Sage Therapeutics, Inc.(1)	193	29,871
Sangamo Therapeutics, Inc.(1)	1,075	11,610
Sarepta Therapeutics, Inc.(1)	95	10,687
Seattle Genetics, Inc.(1)	291	35,022
Solid Biosciences, Inc.(1)(2)	163	641
Spectrum Pharmaceuticals, Inc.(1)	554	4,975
Syndax Pharmaceuticals, Inc.(1)	1,180	8,602
TCR2 Therapeutics, Inc.(1)	114	1,932
United Therapeutics Corp.(1)	551	50,835
Vanda Pharmaceuticals, Inc.(1)	312	5,220
Veracyte, Inc.(1)	389	11,172
Vericel Corp.(1)	493	9,199
Vertex Pharmaceuticals, Inc.(1)	1,173	260,113
Viking Therapeutics, Inc.(1)(2)	317	2,320
Voyager Therapeutics, Inc.(1)	683	9,316
Xencor, Inc.(1)	389	15,327
		3,830,816
Building Products — 0.7%
AAON, Inc.	277	13,675
Advanced Drainage Systems, Inc.	1,075	41,022
Allegion plc	781	93,743
AO Smith Corp.	1,075	52,030
Apogee Enterprises, Inc.	585	22,370
Armstrong Flooring, Inc.(1)	172	690
Armstrong World Industries, Inc.	1,075	103,222
Builders FirstSource, Inc.(1)	1,565	39,767
Continental Building Products, Inc.(1)	781	28,733
CSW Industrials, Inc.	193	14,249
Fortune Brands Home & Security, Inc.	487	30,808
Gibraltar Industries, Inc.(1)	455	23,760
Insteel Industries, Inc.	295	6,882
JELD-WEN Holding, Inc.(1)	1,271	28,915
Johnson Controls International plc	3,718	159,242
Lennox International, Inc.	95	24,306
Masco Corp.	922	42,919
Masonite International Corp.(1)	626	44,947
Owens Corning	2,055	137,808
Patrick Industries, Inc.(1)	389	19,263
PGT Innovations, Inc.(1)	1,075	15,459
Quanex Building Products Corp.	695	13,525
Simpson Manufacturing Co., Inc.	553	44,904
Trex Co., Inc.(1)	1,271	109,382
Universal Forest Products, Inc.	1,369	67,902
		1,179,523
Capital Markets — 3.5%
Affiliated Managers Group, Inc.	193	16,477
Ameriprise Financial, Inc.	1,859	304,634
Ares Management Corp., Class A	487	16,115
Artisan Partners Asset Management, Inc., Class A	1,214	36,019

Assetmark Financial Holdings, Inc.(1)	84	2,103
B. Riley Financial, Inc.	561	16,387
Bank of New York Mellon Corp. (The)	5,026	246,123
BGC Partners, Inc., Class A	2,643	15,329
BlackRock, Inc.	489	242,011
Cboe Global Markets, Inc.	487	57,904
Charles Schwab Corp. (The)	6,070	300,465
CME Group, Inc.	1,569	318,083
Cohen & Steers, Inc.	487	32,692
Cowen, Inc., Class A(1)	787	12,057
Diamond Hill Investment Group, Inc.	95	12,972
E*TRADE Financial Corp.	2,447	108,402
Eaton Vance Corp.	1,761	83,066
Evercore, Inc., Class A	539	41,708
FactSet Research Systems, Inc.	291	75,558
Federated Investors, Inc., Class B	585	19,609
Franklin Resources, Inc.	1,467	40,328
Goldman Sachs Group, Inc. (The)	2,361	522,607
Hamilton Lane, Inc., Class A	360	20,880
Houlihan Lokey, Inc.	291	13,872
Interactive Brokers Group, Inc., Class A	193	9,345
Intercontinental Exchange, Inc.	2,058	193,802
INTL FCStone, Inc.(1)	291	11,640
Invesco Ltd.	2,251	39,528
Janus Henderson Group plc	2,065	52,451
KKR & Co., Inc., Class A	2,937	86,612
Lazard Ltd., Class A	2,153	83,192
Legg Mason, Inc.	977	38,181
LPL Financial Holdings, Inc.	683	63,075
MarketAxess Holdings, Inc.	193	77,937
Moelis & Co., Class A	670	22,083
Moody's Corp.	1,173	265,884
Morgan Stanley	9,601	475,058
Morningstar, Inc.	193	30,320
MSCI, Inc.	244	63,242
Nasdaq, Inc.	293	30,707
Northern Trust Corp.	2,164	232,067
Oppenheimer Holdings, Inc., Class A	156	4,448
Piper Jaffray Cos.	258	20,867
Pzena Investment Management, Inc., Class A	291	2,587
Raymond James Financial, Inc.	1,761	158,173
S&P Global, Inc.	1,471	389,300
Safeguard Scientifics, Inc.(1)	182	2,097
SEI Investments Co.	1,565	100,990
State Street Corp.	1,467	110,172
Stifel Financial Corp.	1,075	67,209
T. Rowe Price Group, Inc.	2,741	338,678
TD Ameritrade Holding Corp.	1,434	74,324
Victory Capital Holdings, Inc., Class A(2)	216	4,450
Virtu Financial, Inc., Class A	148	2,457

Virtus Investment Partners, Inc.	128	15,078
Waddell & Reed Financial, Inc., Class A	1,271	20,527
WisdomTree Investments, Inc.	610	2,965
		5,644,847
Chemicals — 2.3%
AdvanSix, Inc.(1)	436	8,820
Air Products & Chemicals, Inc.	1,271	300,375
Albemarle Corp.	641	41,909
Ashland Global Holdings, Inc.	832	59,654
Axalta Coating Systems Ltd.(1)	1,761	50,136
Balchem Corp.	171	17,037
Cabot Corp.	1,082	50,843
Celanese Corp.	1,761	221,129
CF Industries Holdings, Inc.	1,369	63,262
Chase Corp.	95	11,177
Chemours Co. (The)	1,957	30,901
Corteva, Inc.(1)	8,223	213,963
Dow, Inc.(1)	2,844	151,784
DuPont de Nemours, Inc.	4,674	302,922
Eastman Chemical Co.	781	61,207
Ecolab, Inc.	885	165,203
Element Solutions, Inc.(1)	1,173	13,712
Ferro Corp.(1)	1,070	15,429
Flotek Industries, Inc.(1)	684	1,211
FMC Corp.	1,075	105,307
FutureFuel Corp.	196	2,199
GCP Applied Technologies, Inc.(1)	588	13,154
H.B. Fuller Co.	193	9,627
Hawkins, Inc.	291	12,024
Huntsman Corp.	879	19,883
Ingevity Corp.(1)	234	21,133
Innophos Holdings, Inc.	291	9,283
Innospec, Inc.	428	42,115
International Flavors & Fragrances, Inc.(2)	193	27,257
Intrepid Potash, Inc.(1)	1,958	4,464
Koppers Holdings, Inc.(1)	389	14,412
Kronos Worldwide, Inc.	218	3,002
Linde plc	1,964	404,996
Livent Corp.(1)	1,809	14,110
LyondellBasell Industries NV, Class A	3,192	295,388
Minerals Technologies, Inc.	268	14,472
Mosaic Co. (The)	2,079	39,605
NewMarket Corp.	185	91,385
Olin Corp.	1,691	29,626
Orion Engineered Carbons SA	903	16,417
PolyOne Corp.	809	25,508
PPG Industries, Inc.	1,173	151,129
PQ Group Holdings, Inc.(1)	304	4,821
Quaker Chemical Corp.	69	10,297
Rayonier Advanced Materials, Inc.	857	3,359

RPM International, Inc.	591	43,574
Scotts Miracle-Gro Co. (The)	585	59,132
Sensient Technologies Corp.	535	33,860
Sherwin-Williams Co. (The)	394	229,753
Stepan Co.	355	34,400
Trecora Resources(1)	249	1,917
Tredegar Corp.	761	16,384
Trinseo SA	830	31,532
Tronox Holdings plc, Class A(1)	1,271	14,718
Valvoline, Inc.	781	17,690
Westlake Chemical Corp.	389	26,717
WR Grace & Co.	487	32,546
		3,707,870
Commercial Services and Supplies — 0.9%
ABM Industries, Inc.	293	11,131
ACCO Brands Corp.	490	4,484
ADT, Inc.(2)	636	5,877
Brady Corp., Class A	460	26,220
Brink's Co. (The)	542	50,406
Casella Waste Systems, Inc., Class A(1)	683	31,903
Cimpress NV(1)	229	29,344
Cintas Corp.	389	99,996
Clean Harbors, Inc.(1)	879	72,649
Copart, Inc.(1)	1,957	174,173
Covanta Holding Corp.	1,074	15,799
Deluxe Corp.	193	9,858
Ennis, Inc.	585	12,074
Healthcare Services Group, Inc.	487	12,248
Heritage-Crystal Clean, Inc.(1)	136	4,207
Herman Miller, Inc.	1,515	72,387
HNI Corp.	797	31,314
IAA, Inc.(1)	483	21,894
Interface, Inc.	879	14,758
KAR Auction Services, Inc.	1,369	28,913
Kimball International, Inc., Class B	1,034	22,107
Knoll, Inc.	739	20,367
McGrath RentCorp	614	45,031
Mobile Mini, Inc.	291	11,046
MSA Safety, Inc.	193	23,919
PICO Holdings, Inc.(1)	226	2,482
Pitney Bowes, Inc.	1,035	4,875
Quad/Graphics, Inc.	588	2,640
Republic Services, Inc.	389	34,485
Rollins, Inc.	585	20,972
SP Plus Corp.(1)	203	8,902
Steelcase, Inc., Class A	1,857	33,649
Stericycle, Inc.(1)	86	5,403
Team, Inc.(1)	585	9,459
Tetra Tech, Inc.	291	25,692
UniFirst Corp.	175	36,094

US Ecology, Inc.	193	10,613
Viad Corp.	174	10,945
VSE Corp.	103	4,201
Waste Connections, Inc.	977	88,467
Waste Management, Inc.	2,643	298,421
		1,449,405
Communications Equipment — 0.6%
Arista Networks, Inc.(1)	95	18,537
Ciena Corp.(1)	1,369	51,967
Cisco Systems, Inc.	10,965	496,824
Comtech Telecommunications Corp.	389	14,700
EchoStar Corp., Class A(1)	683	28,734
Extreme Networks, Inc.(1)	1,565	11,002
F5 Networks, Inc.(1)	389	56,681
Infinera Corp.(1)	2,251	14,361
InterDigital, Inc.	193	10,963
Juniper Networks, Inc.	1,369	34,307
Lumentum Holdings, Inc.(1)	585	43,091
Motorola Solutions, Inc.	493	82,479
NETGEAR, Inc.(1)	537	13,484
NetScout Systems, Inc.(1)	488	12,298
Ubiquiti, Inc.	95	18,734
ViaSat, Inc.(1)	389	28,592
Viavi Solutions, Inc.(1)	1,761	26,450
		963,204
Construction and Engineering — 0.3%
AECOM(1)	291	12,609
Aegion Corp.(1)	585	12,671
Ameresco, Inc., Class A(1)	252	4,120
Arcosa, Inc.	487	19,095
Argan, Inc.	72	2,638
Comfort Systems USA, Inc.	291	14,870
Construction Partners, Inc., Class A(1)	305	6,039
Dycom Industries, Inc.(1)	474	24,672
EMCOR Group, Inc.	485	43,131
Fluor Corp.	585	10,202
Great Lakes Dredge & Dock Corp.(1)	1,663	17,761
IES Holdings, Inc.(1)	118	2,559
Jacobs Engineering Group, Inc.	490	45,124
MasTec, Inc.(1)	1,369	90,820
MYR Group, Inc.(1)	291	9,999
Northwest Pipe Co.(1)	142	4,875
Orion Group Holdings, Inc.(1)	445	2,452
Primoris Services Corp.	781	17,198
Quanta Services, Inc.	839	34,936
Sterling Construction Co., Inc.(1)	787	11,467
Tutor Perini Corp.(1)	307	4,891
Valmont Industries, Inc.	389	55,681
WillScot Corp.(1)	683	12,130
		459,940

Construction Materials — 0.2%
Eagle Materials, Inc.	764	70,311
Martin Marietta Materials, Inc.	455	122,122
Summit Materials, Inc., Class A(1)	487	11,625
US Concrete, Inc.(1)	224	9,168
Vulcan Materials Co.	879	124,704
		337,930
Consumer Finance — 1.5%
Ally Financial, Inc.	6,364	202,630
American Express Co.	4,600	552,552
Capital One Financial Corp.	4,404	440,444
Credit Acceptance Corp.(1)	176	75,761
Discover Financial Services	3,914	332,181
Elevate Credit, Inc.(1)	750	3,112
Encore Capital Group, Inc.(1)	291	10,613
Enova International, Inc.(1)	487	11,215
FirstCash, Inc.	193	15,602
Green Dot Corp., Class A(1)	487	11,571
LendingClub Corp.(1)	781	10,786
Navient Corp.	4,779	68,579
Nelnet, Inc., Class A	460	28,980
OneMain Holdings, Inc.	1,822	78,510
PRA Group, Inc.(1)	487	17,844
Regional Management Corp.(1)	391	12,707
Santander Consumer USA Holdings, Inc.	2,336	55,013
SLM Corp.	8,959	76,420
Synchrony Financial	8,629	322,811
World Acceptance Corp.(1)	95	9,024
		2,336,355
Containers and Packaging — 0.7%
Amcor Plc(1)	3,424	35,130
AptarGroup, Inc.	613	68,730
Ardagh Group SA	68	1,264
Avery Dennison Corp.	922	120,201
Ball Corp.	1,271	83,962
Berry Global Group, Inc.(1)	1,350	63,032
Crown Holdings, Inc.(1)	977	74,154
Graphic Packaging Holding Co.	2,643	43,002
Greif, Inc., Class A	33	1,424
International Paper Co.	5,271	244,258
Owens-Illinois, Inc.	1,173	11,589
Packaging Corp. of America	1,565	175,124
Sealed Air Corp.	389	14,677
Silgan Holdings, Inc.	526	16,206
Sonoco Products Co.	781	47,274
UFP Technologies, Inc.(1)	85	3,940
WestRock Co.	3,389	136,678
		1,140,645
Distributors — 0.2%
Core-Mark Holding Co., Inc.	389	10,484

Funko, Inc., Class A(1)	181	2,583
Genuine Parts Co.	843	87,984
LKQ Corp.(1)	1,173	41,383
Pool Corp.	683	141,005
Weyco Group, Inc.	41	1,007
		284,446
Diversified Consumer Services — 0.2%
Adtalem Global Education, Inc.(1)	291	9,815
American Public Education, Inc.(1)	105	2,600
Bright Horizons Family Solutions, Inc.(1)	203	30,556
Career Education Corp.(1)	1,611	26,872
Chegg, Inc.(1)	291	11,282
Collectors Universe, Inc.	389	10,219
frontdoor, Inc.(1)	393	17,787
Graham Holdings Co., Class B	30	18,948
Grand Canyon Education, Inc.(1)	177	15,079
H&R Block, Inc.	2,153	52,490
K12, Inc.(1)	329	6,465
Laureate Education, Inc., Class A(1)	879	15,251
OneSpaWorld Holdings Ltd.(1)	683	11,153
Select Interior Concepts, Inc., Class A(1)	188	1,936
Service Corp. International	879	38,694
ServiceMaster Global Holdings, Inc.(1)	243	9,523
Universal Technical Institute, Inc.(1)	365	2,143
WW International, Inc.(1)	291	12,597
		293,410
Diversified Financial Services — 0.9%
AXA Equitable Holdings, Inc.	4,796	118,653
Banco Latinoamericano de Comercio Exterior SAE Shares	585	12,618
Berkshire Hathaway, Inc., Class B(1)	4,609	1,015,363
Cannae Holdings, Inc.(1)	585	21,932
FGL Holdings	3,459	31,581
Jefferies Financial Group, Inc.	3,914	81,802
Marlin Business Services Corp.	166	3,559
Voya Financial, Inc.	1,486	86,604
		1,372,112
Diversified Telecommunication Services — 1.9%
AT&T, Inc.	34,762	1,299,404
ATN International, Inc.	193	10,837
CenturyLink, Inc.	5,188	75,174
Cogent Communications Holdings, Inc.	193	12,097
GCI Liberty, Inc., Class A(1)	781	55,443
Intelsat SA(1)	487	2,961
Iridium Communications, Inc.(1)	781	18,197
Verizon Communications, Inc.	26,261	1,581,963
Vonage Holdings Corp.(1)	977	7,728
		3,063,804
Electric Utilities — 2.2%
ALLETE, Inc.	585	46,864
Alliant Energy Corp.	2,085	110,505

American Electric Power Co., Inc.	3,894	355,717
Avangrid, Inc.	353	17,135
Duke Energy Corp.	2,062	181,807
Edison International	3,228	223,055
Entergy Corp.	2,349	273,400
Evergy, Inc.	2,075	131,285
Eversource Energy	1,271	105,035
Exelon Corp.	8,013	355,777
FirstEnergy Corp.	3,559	169,729
Hawaiian Electric Industries, Inc.	1,738	75,898
IDACORP, Inc.	540	56,727
MGE Energy, Inc.	193	14,961
NextEra Energy, Inc.	1,077	251,824
OGE Energy Corp.	1,599	67,254
Otter Tail Corp.	291	14,306
Pinnacle West Capital Corp.	1,565	136,765
PNM Resources, Inc.	888	43,024
Portland General Electric Co.	1,573	87,317
PPL Corp.	4,934	167,904
Southern Co. (The)	5,385	333,816
Spark Energy, Inc., Class A	116	1,280
Xcel Energy, Inc.	5,294	325,528
		3,546,913
Electrical Equipment — 0.5%
Acuity Brands, Inc.	338	44,204
Allied Motion Technologies, Inc.	68	3,046
AMETEK, Inc.	879	87,030
Atkore International Group, Inc.(1)	977	40,760
AZZ, Inc.	291	11,078
Eaton Corp. plc	1,859	171,958
Emerson Electric Co.	2,007	148,237
Encore Wire Corp.	291	16,977
Generac Holdings, Inc.(1)	291	28,664
GrafTech International Ltd.	82	1,155
Hubbell, Inc.	291	42,783
LSI Industries, Inc.	457	2,482
nVent Electric plc	487	12,034
Plug Power, Inc.(1)(2)	3,914	15,265
Powell Industries, Inc.	109	4,533
Regal Beloit Corp.	291	23,783
Rockwell Automation, Inc.	585	114,566
Sensata Technologies Holding plc(1)	572	29,452
Sunrun, Inc.(1)	2,153	29,884
Thermon Group Holdings, Inc.(1)	163	4,277
TPI Composites, Inc.(1)	585	10,559
		842,727
Electronic Equipment, Instruments and Components — 1.2%
Amphenol Corp., Class A	781	81,224
Anixter International, Inc.(1)	193	16,567
Arrow Electronics, Inc.(1)	977	77,808

Avnet, Inc.	1,761	71,585
Badger Meter, Inc.	389	24,118
Benchmark Electronics, Inc.	879	30,299
CDW Corp.	1,075	145,179
Cognex Corp.	781	39,191
Coherent, Inc.(1)	389	58,684
Corning, Inc.	4,796	139,276
CTS Corp.	389	10,651
Dolby Laboratories, Inc., Class A	585	40,295
ePlus, Inc.(1)	197	16,463
Fabrinet(1)	291	17,603
FARO Technologies, Inc.(1)	193	9,403
Flex Ltd.(1)	9,886	117,347
FLIR Systems, Inc.	781	41,830
II-VI, Inc.(1)	585	17,076
Insight Enterprises, Inc.(1)	193	12,659
IPG Photonics Corp.(1)	105	14,919
Itron, Inc.(1)	95	7,608
Jabil, Inc.	3,035	117,879
KEMET Corp.	1,271	33,961
Keysight Technologies, Inc.(1)	1,173	125,546
Knowles Corp.(1)	585	12,811
Littelfuse, Inc.	95	17,234
Methode Electronics, Inc.	389	14,475
National Instruments Corp.	1,075	45,279
Novanta, Inc.(1)	95	8,852
OSI Systems, Inc.(1)	193	19,202
Plexus Corp.(1)	193	14,649
Rogers Corp.(1)	95	12,352
Sanmina Corp.(1)	1,565	49,783
SYNNEX Corp.	193	23,702
TE Connectivity Ltd.	2,349	217,776
Tech Data Corp.(1)	291	42,163
Trimble, Inc.(1)	389	15,766
TTM Technologies, Inc.(1)	1,761	23,615
Vishay Intertechnology, Inc.	1,663	33,077
Zebra Technologies Corp., Class A(1)	193	48,431
		1,866,338
Energy Equipment and Services — 0.4%
Apergy Corp.(1)	389	9,935
Archrock, Inc.	3,380	28,426
Aspen Aerogels, Inc.(1)	261	1,777
Baker Hughes Co.	487	10,919
Cactus, Inc., Class A	564	17,027
Core Laboratories NV	193	8,453
Diamond Offshore Drilling, Inc.(1)	435	2,458
DMC Global, Inc.	291	13,412
Dril-Quip, Inc.(1)	437	18,468
Era Group, Inc.(1)	297	2,842
Exterran Corp.(1)	887	4,772

Frank's International NV(1)	569	2,902
Geospace Technologies Corp.(1)	171	2,466
Halliburton Co.	5,384	113,010
Helix Energy Solutions Group, Inc.(1)	1,467	12,176
Helmerich & Payne, Inc.	1,126	44,511
Liberty Oilfield Services, Inc., Class A	671	5,932
Matrix Service Co.(1)	683	14,302
McDermott International, Inc.(1)(2)	1,027	822
Nabors Industries Ltd.	5,090	10,485
National Energy Services Reunited Corp.(1)	154	1,409
National Oilwell Varco, Inc.	2,151	48,505
Newpark Resources, Inc.(1)	1,565	9,171
NexTier Oilfield Solutions, Inc.(1)	2,465	11,807
Oceaneering International, Inc.(1)	1,081	14,496
Oil States International, Inc.(1)	879	14,011
Parker Drilling Co.(1)	198	3,782
Patterson-UTI Energy, Inc.	2,272	20,312
ProPetro Holding Corp.(1)	1,271	10,956
RPC, Inc.(2)	681	2,629
Schlumberger Ltd.	4,047	146,501
SEACOR Holdings, Inc.(1)	193	8,172
SEACOR Marine Holdings, Inc.(1)	225	2,662
Select Energy Services, Inc., Class A(1)	601	4,616
Solaris Oilfield Infrastructure, Inc., Class A	879	9,432
TechnipFMC plc	2,055	38,716
TETRA Technologies, Inc.(1)	1,901	2,338
Tidewater, Inc.(1)	241	3,687
Transocean Ltd.(1)	3,326	16,563
US Silica Holdings, Inc.	103	508
Valaris plc(1)(2)	1,761	7,502
		702,870
Entertainment — 1.1%
Activision Blizzard, Inc.	2,447	134,169
Cinemark Holdings, Inc.	781	26,452
Electronic Arts, Inc.(1)	1,565	158,081
IMAX Corp.(1)	683	14,684
Liberty Media Corp.-Liberty Formula One, Class C(1)	1,075	48,472
Liberty Media Corp.-Liberty Braves, Class C(1)	389	11,009
Live Nation Entertainment, Inc.(1)	585	40,839
Madison Square Garden Co. (The), Class A(1)	95	26,769
Marcus Corp. (The)	291	9,155
Netflix, Inc.(1)	1,572	494,645
Roku, Inc.(1)	193	30,951
Take-Two Interactive Software, Inc.(1)	1,369	166,128
Viacom, Inc., Class B	1,173	28,234
Walt Disney Co. (The)	4,113	623,449
World Wrestling Entertainment, Inc., Class A(2)	95	5,892
Zynga, Inc., Class A(1)	3,326	20,721
		1,839,650

Food and Staples Retailing — 1.8%
Andersons, Inc. (The)	303	6,999
BJ's Wholesale Club Holdings, Inc.(1)	431	10,215
Casey's General Stores, Inc.	857	148,921
Costco Wholesale Corp.	2,844	852,660
HF Foods Group, Inc.(1)(2)	310	8,370
Ingles Markets, Inc., Class A	389	17,287
Kroger Co. (The)	12,298	336,227
Performance Food Group Co.(1)	683	32,142
PriceSmart, Inc.	348	26,010
SpartanNash Co.	984	13,933
Sprouts Farmers Market, Inc.(1)	2,036	40,313
Sysco Corp.	3,424	275,803
United Natural Foods, Inc.(1)	715	6,521
US Foods Holding Corp.(1)	759	30,185
Village Super Market, Inc., Class A	397	11,227
Walgreens Boots Alliance, Inc.	5,236	312,066
Walmart, Inc.	5,580	664,522
Weis Markets, Inc.	291	11,591
		2,804,992
Food Products — 1.3%
Archer-Daniels-Midland Co.	3,684	158,154
B&G Foods, Inc.(2)	854	14,142
Beyond Meat, Inc.(1)	19	1,576
Bunge Ltd.	2,819	150,478
Cal-Maine Foods, Inc.	193	8,401
Calavo Growers, Inc.	239	21,316
Campbell Soup Co.	1,565	72,882
Conagra Brands, Inc.	879	25,377
Darling Ingredients, Inc.(1)	1,271	30,250
Flowers Foods, Inc.	2,225	47,904
Fresh Del Monte Produce, Inc.	389	12,720
General Mills, Inc.	1,761	93,897
Hain Celestial Group, Inc. (The)(1)	585	14,461
Hershey Co. (The)	1,654	245,057
Hormel Foods Corp.	1,663	74,053
Hostess Brands, Inc.(1)	1,075	14,459
Ingredion, Inc.	754	62,710
J&J Snack Foods Corp.	183	33,855
J.M. Smucker Co. (The)	585	61,478
John B Sanfilippo & Son, Inc.	244	23,849
Kellogg Co.	1,173	76,386
Kraft Heinz Co. (The)	1,761	53,710
Lamb Weston Holdings, Inc.	1,841	154,607
Lancaster Colony Corp.	193	30,500
Landec Corp.(1)	261	2,991
Limoneira Co.	86	1,698
McCormick & Co., Inc.	298	50,437
Mondelez International, Inc., Class A	4,600	241,684
Pilgrim's Pride Corp.(1)	879	27,689

Post Holdings, Inc.(1)	193	20,381
Sanderson Farms, Inc.	182	30,136
Seaboard Corp.	2	8,223
Seneca Foods Corp., Class A(1)	113	4,418
Tootsie Roll Industries, Inc.(2)	294	10,099
TreeHouse Foods, Inc.(1)	193	9,436
Tyson Foods, Inc., Class A	1,369	123,059
		2,012,473
Gas Utilities — 0.2%
Atmos Energy Corp.	683	73,054
Chesapeake Utilities Corp.	140	12,760
National Fuel Gas Co.	839	37,772
New Jersey Resources Corp.	530	22,546
Northwest Natural Holding Co.	389	26,751
ONE Gas, Inc.	459	40,791
South Jersey Industries, Inc.	855	26,710
Southwest Gas Holdings, Inc.	655	49,623
Spire, Inc.	196	15,174
Star Group LP	471	4,423
UGI Corp.	1,237	53,871
		363,475
Health Care Equipment and Supplies — 2.4%
Abbott Laboratories	4,506	385,038
ABIOMED, Inc.(1)	134	26,288
Align Technology, Inc.(1)	294	81,538
AngioDynamics, Inc.(1)	243	3,735
Apyx Medical Corp.(1)	287	2,290
Atrion Corp.	10	7,047
Avanos Medical, Inc.(1)	291	10,086
Axogen, Inc.(1)	684	11,854
Baxter International, Inc.	3,226	264,435
Becton Dickinson and Co.	589	152,256
Boston Scientific Corp.(1)	2,643	114,310
Cantel Medical Corp.	193	14,842
Cardiovascular Systems, Inc.(1)	193	8,793
Cooper Cos., Inc. (The)	291	91,109
CryoLife, Inc.(1)	493	12,192
Cutera, Inc.(1)	293	11,222
Danaher Corp.	1,467	214,153
DENTSPLY SIRONA, Inc.	1,075	60,780
DexCom, Inc.(1)	203	46,144
Edwards Lifesciences Corp.(1)	977	239,306
FONAR Corp.(1)	105	2,086
Globus Medical, Inc., Class A(1)	620	34,689
Haemonetics Corp.(1)	408	49,205
Hill-Rom Holdings, Inc.	193	20,692
Hologic, Inc.(1)	879	45,110
ICU Medical, Inc.(1)	125	23,435
IDEXX Laboratories, Inc.(1)	1,075	270,448
Inogen, Inc.(1)	88	6,478

Insulet Corp.(1)	105	19,499
Integer Holdings Corp.(1)	146	11,074
Integra LifeSciences Holdings Corp.(1)	291	17,748
Intuitive Surgical, Inc.(1)	293	173,720
Lantheus Holdings, Inc.(1)	854	17,849
LivaNova plc(1)	1,147	96,073
Masimo Corp.(1)	351	54,430
Medtronic plc	3,723	414,705
Meridian Bioscience, Inc.	368	3,367
Mesa Laboratories, Inc.(2)	22	5,151
Natus Medical, Inc.(1)	689	22,041
Neogen Corp.(1)	291	19,372
Nevro Corp.(1)	149	16,655
Novocure Ltd.(1)	193	17,791
NuVasive, Inc.(1)	251	18,132
OraSure Technologies, Inc.(1)	355	2,876
Orthofix Medical, Inc.(1)	261	11,849
Oxford Immunotec Global plc(1)	276	4,609
Penumbra, Inc.(1)	95	16,807
Quidel Corp.(1)	292	20,037
Quotient Ltd.(1)	1,075	9,234
ResMed, Inc.	781	116,838
Shockwave Medical, Inc.(1)	392	15,351
Sientra, Inc.(1)	307	2,628
STERIS plc	389	58,793
Stryker Corp.	983	201,377
Surmodics, Inc.(1)	292	11,984
Tandem Diabetes Care, Inc.(1)	193	13,323
Teleflex, Inc.	101	35,687
Utah Medical Products, Inc.	44	4,700
Varex Imaging Corp.(1)	391	11,707
Varian Medical Systems, Inc.(1)	291	38,915
West Pharmaceutical Services, Inc.	683	100,421
Zimmer Biomet Holdings, Inc.	879	127,701
Zynex, Inc.	405	4,253
		3,926,258
Health Care Providers and Services — 1.8%
Acadia Healthcare Co., Inc.(1)	291	9,359
Amedisys, Inc.(1)	193	31,451
AmerisourceBergen Corp.	781	68,658
AMN Healthcare Services, Inc.(1)	291	17,306
Anthem, Inc.	797	230,062
BioTelemetry, Inc.(1)	26	1,204
Brookdale Senior Living, Inc.(1)	4,502	32,144
Capital Senior Living Corp.(1)	522	1,994
Cardinal Health, Inc.	1,075	59,157
Centene Corp.(1)	3,035	183,527
Chemed Corp.	146	62,783
Cigna Corp.(1)	494	98,761
CorVel Corp.(1)	193	15,924

Cross Country Healthcare, Inc.(1)	1,669	20,145
CVS Health Corp.	2,839	213,692
DaVita, Inc.(1)	193	13,852
Diplomat Pharmacy, Inc.(1)	622	3,203
Encompass Health Corp.	389	27,506
Ensign Group, Inc. (The)	737	32,008
Guardant Health, Inc.(1)	202	15,689
HCA Healthcare, Inc.	684	94,843
HealthEquity, Inc.(1)	296	18,615
Henry Schein, Inc.(1)	879	60,563
Humana, Inc.	395	134,786
InfuSystem Holdings, Inc.(1)	470	3,929
Joint Corp. (The)(1)	269	5,151
Laboratory Corp. of America Holdings(1)	202	34,803
LHC Group, Inc.(1)	95	12,673
Magellan Health, Inc.(1)	193	15,002
McKesson Corp.	977	141,313
Molina Healthcare, Inc.(1)	193	26,152
National Healthcare Corp.	95	8,075
National Research Corp.	242	15,611
Owens & Minor, Inc.	2,153	14,253
Patterson Cos., Inc.	683	13,291
Pennant Group, Inc. (The)(1)	295	6,909
Premier, Inc., Class A(1)	1,028	36,535
Providence Service Corp. (The)(1)	60	3,581
Quest Diagnostics, Inc.	391	41,661
R1 RCM, Inc.(1)	373	4,808
RadNet, Inc.(1)	788	15,098
Select Medical Holdings Corp.(1)	353	7,805
Triple-S Management Corp., Class B(1)	153	2,930
UnitedHealth Group, Inc.	3,276	916,854
Universal Health Services, Inc., Class B	830	115,777
WellCare Health Plans, Inc.(1)	193	62,160
		2,951,603
Health Care Technology — 0.3%
Allscripts Healthcare Solutions, Inc.(1)	1,078	11,621
Cerner Corp.	4,012	287,219
Evolent Health, Inc., Class A(1)	426	3,072
HealthStream, Inc.(1)	389	11,332
HMS Holdings Corp.(1)	396	11,959
NextGen Healthcare, Inc.(1)	245	4,513
Simulations Plus, Inc.	588	19,651
Teladoc Health, Inc.(1)(2)	95	7,955
Veeva Systems, Inc., Class A(1)	585	87,270
Vocera Communications, Inc.(1)	296	6,423
		451,015
Hotels, Restaurants and Leisure — 2.0%
Aramark	1,524	66,507
BBX Capital Corp.	426	1,951
BJ's Restaurants, Inc.	291	11,975

Bloomin' Brands, Inc.	1,177	28,307
Boyd Gaming Corp.	389	11,440
Brinker International, Inc.	147	6,586
Caesars Entertainment Corp.(1)	3,228	42,093
Carnival Corp.	2,447	110,311
Carrols Restaurant Group, Inc.(1)	248	1,964
Century Casinos, Inc.(1)	213	1,725
Cheesecake Factory, Inc. (The)(2)	560	24,422
Chipotle Mexican Grill, Inc.(1)	193	157,087
Choice Hotels International, Inc.	129	12,545
Churchill Downs, Inc.	449	58,375
Chuy's Holdings, Inc.(1)	487	14,035
Cracker Barrel Old Country Store, Inc.	522	80,252
Darden Restaurants, Inc.	1,565	185,359
Dave & Buster's Entertainment, Inc.	291	11,692
Denny's Corp.(1)	487	9,516
Dine Brands Global, Inc.	32	2,652
Domino's Pizza, Inc.	95	27,959
Dunkin' Brands Group, Inc.	291	22,276
Eldorado Resorts, Inc.(1)(2)	291	15,571
Extended Stay America, Inc.	2,545	37,564
Fiesta Restaurant Group, Inc.(1)	134	1,327
Golden Entertainment, Inc.(1)	292	5,291
Hilton Grand Vacations, Inc.(1)	2,060	71,338
Hilton Worldwide Holdings, Inc.	784	82,320
Hyatt Hotels Corp., Class A	449	36,279
J Alexander's Holdings, Inc.(1)	275	2,852
Jack in the Box, Inc.	95	7,533
Las Vegas Sands Corp.	3,326	208,707
Lindblad Expeditions Holdings, Inc.(1)	781	12,106
Marriott International, Inc., Class A	1,467	205,908
Marriott Vacations Worldwide Corp.	193	23,708
McDonald's Corp.	1,767	343,646
MGM Resorts International	2,937	93,837
Monarch Casino & Resort, Inc.(1)	193	8,801
Norwegian Cruise Line Holdings Ltd.(1)	2,741	147,027
Papa John's International, Inc.	84	5,316
Penn National Gaming, Inc.(1)	1,761	40,556
Planet Fitness, Inc., Class A(1)	291	21,511
Playa Hotels & Resorts NV(1)	1,467	11,560
PlayAGS, Inc.(1)	120	1,379
RCI Hospitality Holdings, Inc.	106	1,950
Red Lion Hotels Corp.(1)	158	551
Red Robin Gourmet Burgers, Inc.(1)	389	10,608
Red Rock Resorts, Inc., Class A	781	18,275
Royal Caribbean Cruises Ltd.	909	109,098
Ruth's Hospitality Group, Inc.	585	13,671
Scientific Games Corp., Class A(1)	215	5,882
SeaWorld Entertainment, Inc.(1)	1,271	37,215
Shake Shack, Inc., Class A(1)	95	5,888

Six Flags Entertainment Corp.	249	10,827
Starbucks Corp.	3,236	276,451
Texas Roadhouse, Inc.	1,005	58,190
Twin River Worldwide Holdings, Inc.	487	11,834
Vail Resorts, Inc.	193	46,835
Wendy's Co. (The)	1,663	35,655
Wingstop, Inc.	95	7,600
Wyndham Destinations, Inc.	337	16,345
Wyndham Hotels & Resorts, Inc.	193	11,180
Wynn Resorts Ltd.	1,565	189,130
Yum! Brands, Inc.	879	88,489
		3,228,840
Household Durables — 1.0%
Bassett Furniture Industries, Inc.	105	1,598
Beazer Homes USA, Inc.(1)	879	13,466
Cavco Industries, Inc.(1)	95	19,001
Century Communities, Inc.(1)	389	11,086
DR Horton, Inc.	2,839	157,139
Ethan Allen Interiors, Inc.	585	10,460
Garmin Ltd.	879	85,869
Green Brick Partners, Inc.(1)	321	3,663
Helen of Troy Ltd.(1)	105	16,949
Hooker Furniture Corp.	81	1,929
Installed Building Products, Inc.(1)	291	20,865
KB Home	1,244	43,018
La-Z-Boy, Inc.	970	30,652
Legacy Housing Corp.(1)	63	1,009
Leggett & Platt, Inc.	487	25,480
Lennar Corp., Class A	2,055	122,581
LGI Homes, Inc.(1)	198	14,309
Lifetime Brands, Inc.	174	1,134
M.D.C. Holdings, Inc.	683	27,026
M/I Homes, Inc.(1)	448	19,833
Meritage Homes Corp.(1)	977	65,010
Mohawk Industries, Inc.(1)	389	54,215
Newell Brands, Inc.	7,342	141,113
NVR, Inc.(1)	55	208,554
PulteGroup, Inc.	4,306	170,733
Sonos, Inc.(1)	1,565	21,675
Taylor Morrison Home Corp.(1)	1,369	31,788
Tempur Sealy International, Inc.(1)	487	41,337
Toll Brothers, Inc.	1,492	59,934
TopBuild Corp.(1)	95	10,477
TRI Pointe Group, Inc.(1)	1,761	27,436
Turtle Beach Corp.(1)(2)	89	742
Universal Electronics, Inc.(1)	393	21,851
VOXX International Corp.(1)	295	1,360
Whirlpool Corp.	556	79,564
William Lyon Homes, Class A(1)	714	14,908

ZAGG, Inc.(1)	140	1,075
		1,578,839
Household Products — 0.9%
Central Garden & Pet Co.(1)	35	923
Central Garden & Pet Co., Class A(1)	389	9,729
Church & Dwight Co., Inc.	1,173	82,391
Clorox Co. (The)	1,065	157,865
Colgate-Palmolive Co.	1,957	132,724
Energizer Holdings, Inc.	422	21,054
Kimberly-Clark Corp.	879	119,843
Procter & Gamble Co. (The)	7,048	860,279
Spectrum Brands Holdings, Inc.	291	18,193
WD-40 Co.	95	18,345
		1,421,346
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	7,233	136,776
Clearway Energy, Inc., Class A	683	12,963
Clearway Energy, Inc., Class C	781	15,487
NextEra Energy Partners LP	475	25,237
NRG Energy, Inc.	687	27,295
Ormat Technologies, Inc.	666	51,182
Pattern Energy Group, Inc., Class A	931	25,621
TerraForm Power, Inc., Class A	1,988	30,834
Vistra Energy Corp.	7,014	186,081
		511,476
Industrial Conglomerates — 0.6%
3M Co.	1,473	250,071
Carlisle Cos., Inc.	491	76,586
General Electric Co.	9,203	103,718
Honeywell International, Inc.	2,357	420,842
Raven Industries, Inc.	291	10,002
Roper Technologies, Inc.	196	70,633
		931,852
Insurance — 3.9%
Aflac, Inc.	5,482	300,633
Alleghany Corp.(1)	143	111,546
Allstate Corp. (The)	2,429	270,469
Ambac Financial Group, Inc.(1)	585	12,180
American Equity Investment Life Holding Co.	1,239	36,823
American Financial Group, Inc.	781	85,684
American International Group, Inc.	7,047	371,095
American National Insurance Co.	113	13,334
AMERISAFE, Inc.	323	21,835
Aon plc	977	198,927
Arch Capital Group Ltd.(1)	3,620	151,931
Argo Group International Holdings Ltd.	329	21,642
Arthur J Gallagher & Co.	585	54,563
Assurant, Inc.	585	77,729
Assured Guaranty Ltd.	1,075	53,374
Athene Holding Ltd., Class A(1)	1,484	66,810

Axis Capital Holdings Ltd.	1,014	60,009
Brighthouse Financial, Inc.(1)	1,327	54,619
Brown & Brown, Inc.	487	18,379
Chubb Ltd.	1,663	251,911
Cincinnati Financial Corp.	1,075	115,079
Citizens, Inc.(1)	488	3,328
CNA Financial Corp.	193	8,631
CNO Financial Group, Inc.	2,693	48,797
Crawford & Co., Class A	508	5,568
Employers Holdings, Inc.	580	24,923
Enstar Group Ltd.(1)	126	25,730
Erie Indemnity Co., Class A	193	32,675
Everest Re Group Ltd.	291	78,937
FBL Financial Group, Inc., Class A	115	6,621
Fidelity National Financial, Inc.	3,326	158,417
First American Financial Corp.	1,565	99,565
Genworth Financial, Inc., Class A(1)	6,266	24,813
Globe Life, Inc.	879	90,326
Greenlight Capital Re Ltd., A Shares(1)	358	3,738
Hallmark Financial Services(1)	212	4,043
Hanover Insurance Group, Inc. (The)	389	52,877
Hartford Financial Services Group, Inc. (The)	5,678	351,241
HCI Group, Inc.	85	3,935
Heritage Insurance Holdings, Inc.	325	4,449
Horace Mann Educators Corp.	1,119	48,576
James River Group Holdings Ltd.	261	10,325
Kemper Corp.	585	43,243
Kinsale Capital Group, Inc.	229	23,189
Lincoln National Corp.	1,467	86,626
Loews Corp.	2,055	104,599
Markel Corp.(1)	95	107,877
Marsh & McLennan Cos., Inc.	1,274	137,681
MBIA, Inc.(1)	1,173	10,944
Mercury General Corp.	258	12,637
MetLife, Inc.	5,188	258,933
National General Holdings Corp.	1,433	30,509
National Western Life Group, Inc., Class A	30	7,567
Old Republic International Corp.	3,542	79,908
Palomar Holdings, Inc.(1)	232	12,660
Primerica, Inc.	868	116,173
Principal Financial Group, Inc.	3,133	172,628
ProAssurance Corp.	644	24,214
Progressive Corp. (The)	5,874	429,096
Prudential Financial, Inc.	2,055	192,389
Reinsurance Group of America, Inc.	585	96,794
RenaissanceRe Holdings Ltd.	389	73,260
RLI Corp.	389	35,543
Safety Insurance Group, Inc.	221	21,581
Selective Insurance Group, Inc.	683	45,228
State Auto Financial Corp.	298	9,768

Stewart Information Services Corp.	291	12,446
Third Point Reinsurance Ltd.(1)	1,173	11,202
Travelers Cos., Inc. (The)	2,643	361,351
Trupanion, Inc.(1)	122	4,158
United Fire Group, Inc.	261	11,468
Universal Insurance Holdings, Inc.	666	19,381
Unum Group	1,663	51,121
Watford Holdings Ltd.(1)	487	13,173
White Mountains Insurance Group Ltd.	40	44,277
Willis Towers Watson plc	203	39,877
WR Berkley Corp.	1,173	79,764
		6,217,352
Interactive Media and Services — 3.5%
Alphabet, Inc., Class A(1)	1,080	1,408,417
Alphabet, Inc., Class C(1)	1,177	1,535,938
Facebook, Inc., Class A(1)	12,249	2,469,888
IAC/InterActiveCorp(1)	193	42,981
Match Group, Inc.(2)	487	34,324
Snap, Inc., Class A(1)	2,688	40,992
TripAdvisor, Inc.	389	11,048
Twitter, Inc.(1)	3,417	105,619
Yelp, Inc.(1)	389	13,491
Zillow Group, Inc., Class A(1)	390	15,233
Zillow Group, Inc., Class C(1)(2)	487	19,066
		5,696,997
Internet and Direct Marketing Retail — 2.5%
1-800-Flowers.com, Inc., Class A(1)	186	2,505
Amazon.com, Inc.(1)	1,768	3,183,814
Booking Holdings, Inc.(1)	292	555,977
eBay, Inc.	4,404	156,430
Etsy, Inc.(1)	291	12,627
Expedia Group, Inc.	389	39,546
GrubHub, Inc.(1)(2)	193	8,322
Liquidity Services, Inc.(1)	216	1,510
MercadoLibre, Inc.(1)	105	60,961
PetMed Express, Inc.(2)	211	4,817
Rubicon Project, Inc. (The)(1)	418	3,377
Shutterstock, Inc.(1)	295	12,266
Stamps.com, Inc.(1)	238	20,766
Wayfair, Inc., Class A(1)	95	8,067
		4,070,985
IT Services — 4.7%
Accenture plc, Class A	2,741	551,380
Akamai Technologies, Inc.(1)	1,565	136,343
Alliance Data Systems Corp.	407	43,512
Amdocs Ltd.	1,761	122,037
Automatic Data Processing, Inc.	1,957	334,216
Black Knight, Inc.(1)	488	30,749
Booz Allen Hamilton Holding Corp.	1,173	85,347
Broadridge Financial Solutions, Inc.	1,075	132,988

CACI International, Inc., Class A(1)	5	1,197
Cardtronics plc, Class A(1)	389	16,424
Cass Information Systems, Inc.	193	10,899
Cognizant Technology Solutions Corp., Class A	3,424	219,513
CoreLogic, Inc.(1)	291	12,056
CSG Systems International, Inc.	781	44,665
DXC Technology Co.	1,957	73,055
EPAM Systems, Inc.(1)	389	82,410
Euronet Worldwide, Inc.(1)	389	61,147
EVERTEC, Inc.	585	18,966
Fidelity National Information Services, Inc.	1,763	243,558
Fiserv, Inc.(1)	2,547	296,063
FleetCor Technologies, Inc.(1)	295	90,541
Gartner, Inc.(1)	389	62,419
Genpact Ltd.	683	27,798
Global Payments, Inc.	788	142,707
GoDaddy, Inc., Class A(1)	389	25,822
International Business Machines Corp.	3,228	434,005
Jack Henry & Associates, Inc.	585	88,885
KBR, Inc.	1,271	37,838
Leidos Holdings, Inc.	389	35,337
LiveRamp Holdings, Inc.(1)	193	9,667
MasterCard, Inc., Class A	4,902	1,432,511
MAXIMUS, Inc.	585	43,670
MongoDB, Inc.(1)	95	14,126
NIC, Inc.	1,369	31,063
Okta, Inc.(1)	193	25,048
Paychex, Inc.	2,447	210,736
PayPal Holdings, Inc.(1)	7,640	825,196
Perspecta, Inc.	585	16,134
Sabre Corp.	2,349	52,688
Science Applications International Corp.	197	16,814
Square, Inc., Class A(1)	389	26,888
Switch, Inc., Class A	781	12,309
Sykes Enterprises, Inc.(1)	487	17,113
TTEC Holdings, Inc.	389	17,867
Twilio, Inc., Class A(1)	291	30,054
VeriSign, Inc.(1)	291	55,505
Visa, Inc., Class A	6,370	1,175,329
Western Union Co. (The)	4,110	110,477
WEX, Inc.(1)	193	38,818
		7,623,890
Leisure Products — 0.3%
Acushnet Holdings Corp.	495	14,885
American Outdoor Brands Corp.(1)	258	2,255
Brunswick Corp.	1,655	97,264
Callaway Golf Co.	585	12,156
Clarus Corp.	138	1,738
Hasbro, Inc.	1,382	140,549
Johnson Outdoors, Inc., Class A	34	2,196

Malibu Boats, Inc., Class A(1)	389	15,381
Marine Products Corp.	104	1,574
MasterCraft Boat Holdings, Inc.(1)	125	2,076
Mattel, Inc.(1)(2)	1,075	12,578
Polaris, Inc.	1,067	104,246
Sturm Ruger & Co., Inc.	78	3,553
Vista Outdoor, Inc.(1)	599	4,960
YETI Holdings, Inc.(1)	487	15,496
		430,907
Life Sciences Tools and Services — 0.6%
Agilent Technologies, Inc.	1,075	86,828
Bio-Rad Laboratories, Inc., Class A(1)	102	37,677
Bio-Techne Corp.	103	22,480
Bruker Corp.	941	48,170
Charles River Laboratories International, Inc.(1)	95	13,799
Illumina, Inc.(1)	295	94,624
IQVIA Holdings, Inc.(1)	298	43,502
Luminex Corp.	348	7,353
Medpace Holdings, Inc.(1)	95	7,284
Mettler-Toledo International, Inc.(1)	235	169,061
PerkinElmer, Inc.	95	8,825
PRA Health Sciences, Inc.(1)	193	21,000
Repligen Corp.(1)	193	17,129
Syneos Health, Inc.(1)	193	10,597
Thermo Fisher Scientific, Inc.	786	246,765
Waters Corp.(1)	886	196,754
		1,031,848
Machinery — 2.7%
Actuant Corp., Class A	487	11,961
AGCO Corp.	803	62,738
Alamo Group, Inc.	95	10,906
Albany International Corp., Class A	585	48,953
Allison Transmission Holdings, Inc.	1,085	52,514
Astec Industries, Inc.	535	20,041
Barnes Group, Inc.	435	25,748
Blue Bird Corp.(1)	394	8,018
Caterpillar, Inc.	3,326	481,372
CIRCOR International, Inc.(1)	489	21,692
Colfax Corp.(1)	887	29,892
Columbus McKinnon Corp.	291	11,954
Commercial Vehicle Group, Inc.(1)	474	3,384
Crane Co.	221	18,358
Cummins, Inc.	1,663	304,096
Deere & Co.	2,882	484,320
Donaldson Co., Inc.	2,082	116,759
Douglas Dynamics, Inc.	193	10,443
Dover Corp.	487	54,291
Energy Recovery, Inc.(1)	987	8,597
EnPro Industries, Inc.	359	23,834
ESCO Technologies, Inc.	250	22,018

Federal Signal Corp.	585	19,270
Flowserve Corp.	781	38,035
Fortive Corp.	389	28,074
Franklin Electric Co., Inc.	424	23,519
Gardner Denver Holdings, Inc.(1)	879	29,772
Gorman-Rupp Co. (The)	295	10,918
Graco, Inc.	2,251	108,746
Greenbrier Cos., Inc.	389	10,946
Harsco Corp.(1)	585	13,016
Helios Technologies, Inc.	291	13,031
Hillenbrand, Inc.	499	15,782
Hurco Cos., Inc.	46	1,646
Hyster-Yale Materials Handling, Inc.	45	2,665
IDEX Corp.	291	47,357
Illinois Tool Works, Inc.	1,663	289,911
Ingersoll-Rand plc	782	102,528
ITT, Inc.	977	68,175
John Bean Technologies Corp.	293	32,098
Kennametal, Inc.	879	30,616
L.B. Foster Co., Class A(1)	92	1,742
Lincoln Electric Holdings, Inc.	683	63,014
Lindsay Corp.	102	9,202
Lydall, Inc.(1)	308	5,735
Manitowoc Co., Inc. (The)(1)	182	2,912
Meritor, Inc.(1)	879	22,195
Middleby Corp.(1)	135	15,628
Miller Industries, Inc.	193	7,073
Mueller Industries, Inc., Class A	1,240	38,924
Mueller Water Products, Inc., Class A	2,937	33,129
Navistar International Corp.(1)	108	3,526
Nordson Corp.	178	29,518
Oshkosh Corp.	977	88,379
PACCAR, Inc.	4,492	365,514
Park-Ohio Holdings Corp.	123	3,891
Parker-Hannifin Corp.	585	116,292
Pentair plc	418	18,538
Proto Labs, Inc.(1)	196	18,990
RBC Bearings, Inc.(1)	196	32,512
REV Group, Inc.	330	4,290
Rexnord Corp.(1)	389	12,289
Snap-on, Inc.	702	112,643
Spartan Motors, Inc.	879	15,602
SPX Corp.(1)	291	13,904
SPX FLOW, Inc.(1)	934	44,272
Standex International Corp.	95	7,332
Stanley Black & Decker, Inc.	389	61,361
Tennant Co.	204	15,190
Terex Corp.	981	27,537
Timken Co. (The)	1,075	56,534
Toro Co. (The)	645	50,426

TriMas Corp.(1)	389	12,051
Trinity Industries, Inc.	1,257	26,447
Wabash National Corp.	1,173	18,475
Watts Water Technologies, Inc., Class A	294	28,506
Welbilt, Inc.(1)	1,075	17,942
Westinghouse Air Brake Technologies Corp.	487	38,264
Woodward, Inc.	563	65,753
Xylem, Inc.	585	45,343
		4,268,869
Marine — 0.1%
Costamare, Inc.	1,957	16,106
Eagle Bulk Shipping, Inc.(1)	364	1,736
Genco Shipping & Trading Ltd.	210	2,205
Kirby Corp.(1)	500	42,185
Matson, Inc.	938	35,400
Scorpio Bulkers, Inc.	1,957	11,977
		109,609
Media — 1.3%
Altice USA, Inc., Class A(1)	2,447	62,594
AMC Networks, Inc., Class A(1)	193	7,417
Cable One, Inc.	95	145,825
CBS Corp., Class B(1)	1,859	75,066
Charter Communications, Inc., Class A(1)	490	230,305
Comcast Corp., Class A	14,887	657,261
Discovery, Inc., Class A(1)(2)	389	12,814
Discovery, Inc., Class C(1)	977	29,818
DISH Network Corp., Class A(1)	3,035	103,706
Fox Corp., Class A	3,133	112,036
Fox Corp., Class B(1)	1,369	47,888
Gannett Co., Inc.	796	5,063
Interpublic Group of Cos., Inc. (The)	879	19,690
John Wiley & Sons, Inc., Class A	193	9,121
Liberty Broadband Corp., Class A(1)	95	11,239
Liberty Broadband Corp., Class C(1)	879	105,032
Liberty Media Corp.-Liberty SiriusXM(1)	585	28,489
Liberty Media Corp.-Liberty SiriusXM, Class C(1)	1,173	56,902
Meredith Corp.	291	10,197
New York Times Co. (The), Class A	1,761	56,792
News Corp., Class A	2,937	37,829
News Corp., Class B	879	11,576
Nexstar Media Group, Inc., Class A	193	20,788
Omnicom Group, Inc.	1,173	93,230
Scholastic Corp.	291	10,805
Sinclair Broadcast Group, Inc., Class A	291	10,136
Sirius XM Holdings, Inc.	3,035	21,184
TEGNA, Inc.	879	13,493
		2,006,296
Metals and Mining — 0.7%
AK Steel Holding Corp.(1)	6,266	17,294
Alcoa Corp.(1)	2,290	46,602

Allegheny Technologies, Inc.(1)	1,350	31,131
Carpenter Technology Corp.	584	30,701
Century Aluminum Co.(1)	361	2,545
Cleveland-Cliffs, Inc.(2)	4,698	37,537
Coeur Mining, Inc.(1)	5,509	36,139
Commercial Metals Co.	1,173	25,055
Compass Minerals International, Inc.	280	15,476
Freeport-McMoRan, Inc.	7,537	85,771
Haynes International, Inc.	167	6,132
Hecla Mining Co.	6,168	15,235
Kaiser Aluminum Corp.	212	23,231
Materion Corp.	220	12,949
Mayville Engineering Co., Inc.(1)	144	1,346
McEwen Mining, Inc.(1)	13,225	14,944
Newmont Goldcorp Corp.	4,994	191,770
Nucor Corp.	2,839	160,006
Olympic Steel, Inc.	155	2,598
Reliance Steel & Aluminum Co.	1,276	150,543
Royal Gold, Inc.	585	68,603
Schnitzer Steel Industries, Inc., Class A	585	12,607
Steel Dynamics, Inc.	3,336	112,523
SunCoke Energy, Inc.	1,859	9,518
United States Steel Corp.(2)	2,093	27,460
Warrior Met Coal, Inc.	781	16,034
Worthington Industries, Inc.	291	11,145
		1,164,895
Multi-Utilities — 1.0%
Ameren Corp.	2,858	212,435
Avista Corp.	688	32,529
Black Hills Corp.	197	15,084
CenterPoint Energy, Inc.	2,251	55,285
CMS Energy Corp.	2,198	134,737
Consolidated Edison, Inc.	2,251	195,589
Dominion Energy, Inc.	1,178	97,904
DTE Energy Co.	996	124,440
MDU Resources Group, Inc.	944	27,414
NiSource, Inc.	3,161	83,609
NorthWestern Corp.	396	28,342
Public Service Enterprise Group, Inc.	3,620	214,702
Sempra Energy	2,245	330,621
Unitil Corp.	333	20,326
WEC Energy Group, Inc.	683	60,548
		1,633,565
Multiline Retail — 0.9%
Big Lots, Inc.	487	10,178
Dillard's, Inc., Class A	193	13,857
Dollar General Corp.	1,663	261,690
Dollar Tree, Inc.(1)	2,534	231,760
Kohl's Corp.	2,481	116,632
Macy's, Inc.	2,741	41,992

Nordstrom, Inc.(2)	1,444	55,117
Ollie's Bargain Outlet Holdings, Inc.(1)	193	12,622
Target Corp.	5,277	659,678
		1,403,526
Oil, Gas and Consumable Fuels — 4.1%
Antero Midstream Corp.(2)	1,663	7,617
Antero Resources Corp.(1)	3,133	6,235
Apache Corp.	3,940	87,783
Arch Coal, Inc., Class A(2)	193	14,303
Berry Petroleum Corp.	1,173	9,349
Bonanza Creek Energy, Inc.(1)	437	7,630
Cabot Oil & Gas Corp.	4,208	67,076
Callon Petroleum Co.(1)	2,643	9,647
Carrizo Oil & Gas, Inc.(1)	1,369	8,775
Centennial Resource Development, Inc., Class A(1)	2,447	7,561
Cheniere Energy, Inc.(1)	703	42,560
Chesapeake Energy Corp.(1)(2)	15,959	9,500
Chevron Corp.	10,379	1,215,692
Cimarex Energy Co.	1,138	52,314
Clean Energy Fuels Corp.(1)	889	1,734
CNX Resources Corp.(1)	1,703	11,768
Comstock Resources, Inc.(1)	374	2,375
Concho Resources, Inc.	1,070	77,639
ConocoPhillips	6,173	370,010
CONSOL Energy, Inc.(1)	395	5,040
Continental Resources, Inc.	782	24,148
Contura Energy, Inc.(1)	389	2,595
CVR Energy, Inc.	650	28,204
Delek US Holdings, Inc.	1,592	54,622
Denbury Resources, Inc.(1)	9,497	9,369
Devon Energy Corp.	3,527	77,206
DHT Holdings, Inc.	1,957	14,364
Diamond S Shipping, Inc.(1)	1,075	15,512
Diamondback Energy, Inc.	1,469	113,612
Dorian LPG Ltd.(1)	982	14,092
EnLink Midstream LLC(1)	1,399	6,645
EOG Resources, Inc.	3,334	236,381
EQT Corp.	2,591	22,619
Equitrans Midstream Corp.(2)	146	1,456
Evolution Petroleum Corp.	396	2,063
Extraction Oil & Gas, Inc.(1)(2)	992	1,428
Exxon Mobil Corp.	15,376	1,047,567
GasLog Ltd.	254	2,377
Goodrich Petroleum Corp.(1)	161	1,581
Gran Tierra Energy, Inc.(1)(2)	8,321	8,487
Green Plains, Inc.	231	3,523
Gulfport Energy Corp.(1)	1,820	4,313
Hallador Energy Co.	306	915
Hess Corp.	3,326	206,511
HollyFrontier Corp.	3,089	159,238

International Seaways, Inc.(1)	309	8,182
Jagged Peak Energy, Inc.(1)(2)	754	5,029
Kinder Morgan, Inc.	8,419	165,097
Kosmos Energy Ltd.	9,095	54,297
Laredo Petroleum, Inc.(1)	4,698	10,148
Magnolia Oil & Gas Corp., Class A(1)	1,565	16,996
Marathon Oil Corp.	7,341	85,523
Marathon Petroleum Corp.	2,157	130,800
Matador Resources Co.(1)	1,492	21,007
Montage Resources Corp.(1)	280	1,383
Murphy Oil Corp.	2,153	49,541
NACCO Industries, Inc., Class A	102	4,804
NextDecade Corp.(1)	163	1,068
Noble Energy, Inc.	6,070	126,013
Nordic American Tanker Shipping Ltd.	1,676	6,067
Northern Oil and Gas, Inc.(1)	6,070	10,805
Oasis Petroleum, Inc.(1)	3,522	8,241
Occidental Petroleum Corp.	5,505	212,328
ONEOK, Inc.	4,404	312,904
Overseas Shipholding Group, Inc., Class A(1)	837	1,465
Panhandle Oil and Gas, Inc., Class A	203	2,399
Par Pacific Holdings, Inc.(1)	977	24,318
Parsley Energy, Inc., Class A	3,228	48,355
PBF Energy, Inc., Class A	683	21,378
PDC Energy, Inc.(1)	784	17,820
Peabody Energy Corp.	879	8,509
Penn Virginia Corp.(1)	291	7,028
Phillips 66	2,349	269,477
Pioneer Natural Resources Co.	1,369	175,013
Plains GP Holdings LP, Class A(1)	487	8,508
QEP Resources, Inc.	2,839	9,284
Range Resources Corp.(2)	2,545	8,882
Renewable Energy Group, Inc.(1)	249	4,248
REX American Resources Corp.(1)	50	4,593
Ring Energy, Inc.(1)	689	1,323
Scorpio Tankers, Inc.	711	24,442
SFL Corp. Ltd.	1,660	23,506
SM Energy Co.	1,254	10,421
Southwestern Energy Co.(1)	7,047	12,826
SRC Energy, Inc.(1)	4,379	15,633
Tallgrass Energy LP, Class A	1,022	18,304
Talos Energy, Inc.(1)	487	11,298
Targa Resources Corp.	1,905	69,590
Teekay Corp.	1,487	7,152
Teekay Tankers Ltd., Class A(1)	385	7,281
Unit Corp.(1)	657	562
VAALCO Energy, Inc.(1)	791	1,448
Valero Energy Corp.	3,816	364,390
Whiting Petroleum Corp.(1)(2)	1,271	5,821
Williams Cos., Inc. (The)	4,577	103,989

World Fuel Services Corp.	618	26,203
WPX Energy, Inc.(1)	4,306	42,371
		6,661,506
Paper and Forest Products — 0.1%
Boise Cascade Co.	1,040	39,437
Clearwater Paper Corp.(1)	215	4,706
Domtar Corp.	773	28,848
Louisiana-Pacific Corp.	2,275	67,476
Mercer International, Inc.	879	11,014
Neenah, Inc.	362	26,346
P.H. Glatfelter Co.	781	13,941
Resolute Forest Products, Inc.	1,286	5,157
Schweitzer-Mauduit International, Inc.	625	27,413
Verso Corp., Class A(1)	400	7,384
		231,722
Personal Products — 0.3%
Avon Products, Inc.(1)	2,643	12,131
Coty, Inc., Class A	506	5,839
Edgewell Personal Care Co.(1)	389	12,121
Estee Lauder Cos., Inc. (The), Class A	1,859	363,379
Herbalife Nutrition Ltd.(1)	291	13,273
Inter Parfums, Inc.	95	6,697
Lifevantage Corp.(1)	368	5,546
Medifast, Inc.(2)	140	12,307
Nature's Sunshine Products, Inc.(1)	110	1,105
Nu Skin Enterprises, Inc., Class A	858	32,810
USANA Health Sciences, Inc.(1)	164	12,070
Youngevity International, Inc.(1)	211	931
		478,209
Pharmaceuticals — 3.8%
Akorn, Inc.(1)	1,963	7,165
Allergan plc	1,271	235,059
Amphastar Pharmaceuticals, Inc.(1)	274	5,346
ANI Pharmaceuticals, Inc.(1)	115	7,086
Bristol-Myers Squibb Co.	18,313	1,042,742
Catalent, Inc.(1)	1,663	86,459
Collegium Pharmaceutical, Inc.(1)	683	14,842
Corcept Therapeutics, Inc.(1)	2,153	27,623
Durect Corp.(1)	4,405	9,383
Elanco Animal Health, Inc.(1)	1,075	29,788
Eli Lilly & Co.	3,919	459,895
Horizon Therapeutics plc(1)	1,640	53,759
Innoviva, Inc.(1)	1,075	14,491
Intersect ENT, Inc.(1)	399	8,650
Intra-Cellular Therapies, Inc.(1)(2)	211	2,049
Jazz Pharmaceuticals plc(1)	913	137,973
Johnson & Johnson	13,713	1,885,400
Lannett Co., Inc.(1)(2)	1,218	10,743
Mallinckrodt plc(1)(2)	575	2,168
Merck & Co., Inc.	11,846	1,032,734

Mylan NV(1)	3,424	64,303
MyoKardia, Inc.(1)	197	12,834
Nektar Therapeutics(1)	585	11,870
NGM Biopharmaceuticals, Inc.(1)	216	3,560
Omeros Corp.(1)(2)	685	10,138
Perrigo Co. plc	944	48,361
Pfizer, Inc.	11,656	448,989
Phibro Animal Health Corp., Class A	487	11,815
Prestige Consumer Healthcare, Inc.(1)	794	29,989
Reata Pharmaceuticals, Inc., Class A(1)	83	16,196
Revance Therapeutics, Inc.(1)	320	5,728
SIGA Technologies, Inc.(1)	1,380	6,762
Strongbridge Biopharma plc(1)(2)	531	961
Supernus Pharmaceuticals, Inc.(1)	566	13,233
Theravance Biopharma, Inc.(1)	140	3,046
Verrica Pharmaceuticals, Inc.(1)	115	1,733
Zoetis, Inc.	3,326	400,849
		6,163,722
Professional Services — 0.5%
Acacia Research Corp.(1)	780	2,317
ASGN, Inc.(1)	193	12,933
Barrett Business Services, Inc.	110	9,719
BG Staffing, Inc.	151	3,261
CBIZ, Inc.(1)	487	13,081
CoStar Group, Inc.(1)	102	62,512
CRA International, Inc.	73	3,743
Equifax, Inc.	683	95,374
Exponent, Inc.	487	30,949
Franklin Covey Co.(1)	110	4,060
FTI Consulting, Inc.(1)	291	31,716
Heidrick & Struggles International, Inc.	396	12,284
IHS Markit Ltd.(1)	683	49,620
InnerWorkings, Inc.(1)	528	2,487
Insperity, Inc.	44	3,422
Kelly Services, Inc., Class A	487	10,670
Kforce, Inc.	487	19,246
Korn Ferry	389	15,280
ManpowerGroup, Inc.	683	63,273
Nielsen Holdings plc	987	19,296
Resources Connection, Inc.	786	12,144
Robert Half International, Inc.	1,516	88,231
TransUnion	781	67,408
TriNet Group, Inc.(1)	16	876
TrueBlue, Inc.(1)	585	13,636
Verisk Analytics, Inc.	781	115,182
		762,720
Real Estate Management and Development — 0.2%
CBRE Group, Inc., Class A(1)	2,251	128,352
Consolidated-Tomoka Land Co.	95	5,956

Cushman & Wakefield plc(1)	585	11,343
Forestar Group, Inc.(1)	52	1,061
FRP Holdings, Inc.(1)	104	5,190
Howard Hughes Corp. (The)(1)	389	42,949
Jones Lang LaSalle, Inc.	389	64,702
Kennedy-Wilson Holdings, Inc.	879	19,874
Marcus & Millichap, Inc.(1)	291	10,697
Newmark Group, Inc., Class A	1,271	16,587
RE/MAX Holdings, Inc., Class A	389	14,918
RMR Group, Inc. (The), Class A	193	9,065
St. Joe Co. (The)(1)	684	12,996
Tejon Ranch Co.(1)	254	4,176
Trinity Place Holdings, Inc.(1)	259	798
		348,664
Road and Rail — 1.7%
AMERCO	159	57,593
ArcBest Corp.	487	14,016
Avis Budget Group, Inc.(1)	389	11,573
CSX Corp.	5,188	371,150
Daseke, Inc.(1)	599	1,767
Heartland Express, Inc.	977	20,918
Hertz Global Holdings, Inc.(1)	2,492	38,626
J.B. Hunt Transport Services, Inc.	1,638	189,386
Kansas City Southern	1,201	183,056
Knight-Swift Transportation Holdings, Inc.	1,319	48,790
Landstar System, Inc.	781	87,011
Lyft, Inc., Class A(1)	781	38,253
Marten Transport Ltd.	879	18,573
Norfolk Southern Corp.	2,264	438,084
Old Dominion Freight Line, Inc.	1,075	205,959
Ryder System, Inc.	736	38,633
Saia, Inc.(1)	683	64,817
Schneider National, Inc., Class B	879	19,997
Uber Technologies, Inc.(1)	487	14,415
Union Pacific Corp.	4,992	878,542
Universal Logistics Holdings, Inc.	10	199
Werner Enterprises, Inc.	1,070	39,333
		2,780,691
Semiconductors and Semiconductor Equipment — 4.3%
Advanced Energy Industries, Inc.(1)	291	18,685
Advanced Micro Devices, Inc.(1)	2,545	99,637
Ambarella, Inc.(1)	193	10,565
Amkor Technology, Inc.(1)	1,369	16,551
Analog Devices, Inc.	978	110,465
Applied Materials, Inc.	10,186	589,769
Broadcom, Inc.	786	248,541
Cabot Microelectronics Corp.	105	14,008
CEVA, Inc.(1)	390	10,109
Cirrus Logic, Inc.(1)	781	55,998
Cree, Inc.(1)	585	25,863

Diodes, Inc.(1)	683	31,514
Enphase Energy, Inc.(1)(2)	683	14,937
Entegris, Inc.	879	41,594
First Solar, Inc.(1)	537	29,664
Formfactor, Inc.(1)	585	13,537
Inphi Corp.(1)	193	13,439
Intel Corp.	19,286	1,119,552
KLA Corp.	781	127,975
Kulicke & Soffa Industries, Inc.	487	12,219
Lam Research Corp.	1,761	469,888
Lattice Semiconductor Corp.(1)	781	14,753
Marvell Technology Group Ltd.	3,035	80,033
Maxim Integrated Products, Inc.	3,133	177,547
Microchip Technology, Inc.	683	64,571
Micron Technology, Inc.(1)	10,964	520,900
MKS Instruments, Inc.	291	30,927
Monolithic Power Systems, Inc.	193	31,011
NVIDIA Corp.	1,863	403,787
ON Semiconductor Corp.(1)	4,110	88,242
Onto Innovation, Inc.(1)	314	10,538
Photronics, Inc.(1)	1,075	12,642
Power Integrations, Inc.	193	17,657
Qorvo, Inc.(1)	1,565	163,089
QUALCOMM, Inc.	8,326	695,637
Rambus, Inc.(1)	1,173	15,308
Semtech Corp.(1)	193	9,353
Silicon Laboratories, Inc.(1)	292	30,931
Skyworks Solutions, Inc.	2,067	203,186
SMART Global Holdings, Inc.(1)	389	11,981
SolarEdge Technologies, Inc.(1)	487	39,744
Synaptics, Inc.(1)	683	39,040
Teradyne, Inc.	2,839	177,693
Texas Instruments, Inc.	5,982	719,096
Ultra Clean Holdings, Inc.(1)	879	19,549
Universal Display Corp.	296	57,489
Xilinx, Inc.	1,565	145,201
Xperi Corp.	585	11,577
		6,865,992
Software — 5.2%
Adobe, Inc.(1)	1,178	364,626
Alarm.com Holdings, Inc.(1)	193	8,419
Alteryx, Inc., Class A(1)	85	9,650
Anaplan, Inc.(1)	193	10,407
ANSYS, Inc.(1)	298	75,898
Appfolio, Inc., Class A(1)	95	10,727
Aspen Technology, Inc.(1)	1,075	134,805
Autodesk, Inc.(1)	487	88,098
Avalara, Inc.(1)	193	15,060
Blackbaud, Inc.	487	40,363
Cadence Design Systems, Inc.(1)	1,369	96,172

CDK Global, Inc.	193	10,335
Cerence, Inc.(1)	7	109
Ceridian HCM Holding, Inc.(1)	193	11,649
Citrix Systems, Inc.	781	88,105
Cloudera, Inc.(1)(2)	1,271	12,557
CommVault Systems, Inc.(1)	193	9,770
Cornerstone OnDemand, Inc.(1)	291	17,946
Coupa Software, Inc.(1)	105	16,116
DocuSign, Inc.(1)	193	13,743
Dropbox, Inc., Class A(1)	585	10,817
Fair Isaac Corp.(1)	193	70,976
Fortinet, Inc.(1)	1,859	195,399
Guidewire Software, Inc.(1)	391	47,635
HubSpot, Inc.(1)	105	15,855
Intuit, Inc.	1,271	329,049
j2 Global, Inc.	291	28,233
LogMeIn, Inc.	202	15,752
Manhattan Associates, Inc.(1)	1,173	97,957
Microsoft Corp.	31,933	4,834,018
MicroStrategy, Inc., Class A(1)	7	1,052
Mimecast Ltd.(1)	291	12,906
NortonLifeLock, Inc.	1,369	34,088
Nuance Communications, Inc.(1)	683	12,246
Oracle Corp. (New York)	7,245	406,734
Palo Alto Networks, Inc.(1)	193	43,853
Paycom Software, Inc.(1)	879	243,316
Paylocity Holding Corp.(1)	293	35,840
Pegasystems, Inc.	95	7,374
Progress Software Corp.	291	12,225
Proofpoint, Inc.(1)	95	11,276
PTC, Inc.(1)	95	7,277
Q2 Holdings, Inc.(1)	193	16,295
Qualys, Inc.(1)	291	25,465
RealPage, Inc.(1)	193	10,621
RingCentral, Inc., Class A(1)	95	16,385
salesforce.com, Inc.(1)	1,568	255,411
ServiceNow, Inc.(1)	683	193,316
Smartsheet, Inc., Class A(1)	291	13,802
Splunk, Inc.(1)	291	43,423
SS&C Technologies Holdings, Inc.	291	17,475
Synopsys, Inc.(1)	390	55,006
Teradata Corp.(1)	487	12,935
Trade Desk, Inc. (The), Class A(1)	95	25,017
Tyler Technologies, Inc.(1)	104	30,178
Verint Systems, Inc.(1)	203	9,868
VMware, Inc., Class A	193	30,035
Workday, Inc., Class A(1)	291	52,124
Workiva, Inc.(1)	291	12,621
Zendesk, Inc.(1)	202	15,958

Zscaler, Inc.(1)	193	10,061
		8,354,429
Specialty Retail — 3.2%
Aaron's, Inc.	1,554	90,754
Abercrombie & Fitch Co., Class A	781	12,472
Advance Auto Parts, Inc.	835	131,162
America's Car-Mart, Inc.(1)	46	5,026
American Eagle Outfitters, Inc.	1,761	26,362
Asbury Automotive Group, Inc.(1)	352	39,016
At Home Group, Inc.(1)	369	3,166
AutoNation, Inc.(1)	1,761	89,969
AutoZone, Inc.(1)	63	74,209
Bed Bath & Beyond, Inc.(2)	1,565	22,818
Best Buy Co., Inc.	3,228	260,306
Boot Barn Holdings, Inc.(1)	291	11,588
Buckle, Inc. (The)	721	20,058
Burlington Stores, Inc.(1)	879	197,775
Caleres, Inc.	487	10,660
Camping World Holdings, Inc., Class A(2)	205	2,468
CarMax, Inc.(1)	3,035	295,184
Carvana Co.(1)	95	9,055
Cato Corp. (The), Class A	683	13,018
Chico's FAS, Inc.	1,569	7,484
Children's Place, Inc. (The)(2)	291	21,028
Citi Trends, Inc.	279	5,728
Conn's, Inc.(1)	217	4,759
Designer Brands, Inc., Class A	86	1,419
Dick's Sporting Goods, Inc.	1,226	56,163
Express, Inc.(1)	819	3,219
Five Below, Inc.(1)	487	60,247
Floor & Decor Holdings, Inc., Class A(1)	683	32,791
Foot Locker, Inc.	1,146	45,897
GameStop Corp., Class A(2)	612	3,880
Gap, Inc. (The)	3,203	53,202
Genesco, Inc.(1)	291	10,808
Group 1 Automotive, Inc.	193	19,896
Guess?, Inc.	751	14,457
Haverty Furniture Cos., Inc.	132	2,654
Hibbett Sports, Inc.(1)	491	13,930
Home Depot, Inc. (The)	2,550	562,300
Hudson Ltd., Class A(1)	977	13,590
L Brands, Inc.	585	11,197
Lithia Motors, Inc., Class A	520	83,502
Lowe's Cos., Inc.	5,584	655,059
Lumber Liquidators Holdings, Inc.(1)(2)	330	2,940
MarineMax, Inc.(1)	194	3,213
Monro, Inc.	197	14,460
Murphy USA, Inc.(1)	683	80,273
O'Reilly Automotive, Inc.(1)	585	258,734

Office Depot, Inc.	7,439	16,589
Penske Automotive Group, Inc.	193	9,744
Rent-A-Center, Inc.	1,467	38,186
RH(1)(2)	74	15,214
Ross Stores, Inc.	3,816	443,228
Sally Beauty Holdings, Inc.(1)	270	4,976
Shoe Carnival, Inc.	299	10,614
Signet Jewelers Ltd.	683	12,547
Sleep Number Corp.(1)	103	4,972
Sonic Automotive, Inc., Class A	389	12,740
Sportsman's Warehouse Holdings, Inc.(1)	1,158	8,465
Tailored Brands, Inc.	318	1,682
Tiffany & Co.	849	113,596
Tilly's, Inc., Class A	312	3,076
TJX Cos., Inc. (The)	10,082	616,313
Tractor Supply Co.	1,859	175,564
Ulta Beauty, Inc.(1)	781	182,645
Urban Outfitters, Inc.(1)	1,298	33,307
Vitamin Shoppe, Inc.(1)	491	3,182
Williams-Sonoma, Inc.	683	47,400
Zumiez, Inc.(1)	389	11,491
		5,123,427
Technology Hardware, Storage and Peripherals — 3.7%
Apple, Inc.	19,971	5,337,250
Dell Technologies, Inc., Class C(1)	291	14,111
Hewlett Packard Enterprise Co.	3,133	49,595
HP, Inc.	3,620	72,690
NCR Corp.(1)	487	15,988
NetApp, Inc.	1,075	65,134
Pure Storage, Inc., Class A(1)	683	10,976
Seagate Technology plc	3,522	210,193
Stratasys Ltd.(1)	487	8,980
Western Digital Corp.	683	34,375
Xerox Holdings Corp.(1)	1,663	64,741
		5,884,033
Textiles, Apparel and Luxury Goods — 1.3%
Capri Holdings Ltd.(1)	853	31,680
Carter's, Inc.	668	69,011
Columbia Sportswear Co.	196	18,130
Crocs, Inc.(1)	1,968	68,683
Deckers Outdoor Corp.(1)	528	88,799
Delta Apparel, Inc.(1)	68	1,903
Fossil Group, Inc.(1)	977	7,318
G-III Apparel Group Ltd.(1)	487	14,415
Hanesbrands, Inc.	2,153	32,446
Kontoor Brands, Inc.(1)	34	1,219
Lululemon Athletica, Inc.(1)	1,271	286,852
Movado Group, Inc.	114	2,229
NIKE, Inc., Class B	8,030	750,725
Oxford Industries, Inc.	193	14,363

PVH Corp.	418	40,529
Ralph Lauren Corp.	389	41,755
Rocky Brands, Inc.	114	3,178
Skechers U.S.A., Inc., Class A(1)	2,044	82,210
Steven Madden Ltd.	1,314	55,805
Tapestry, Inc.	2,922	78,572
Under Armour, Inc., Class A(1)	1,467	27,712
Under Armour, Inc., Class C(1)	1,467	25,379
Unifi, Inc.(1)	196	4,773
Vera Bradley, Inc.(1)	213	2,351
VF Corp.	3,522	311,838
Vince Holding Corp.(1)	46	1,043
Wolverine World Wide, Inc.	389	12,487
		2,075,405
Thrifts and Mortgage Finance — 0.5%
Axos Financial, Inc.(1)	781	23,000
Bridgewater Bancshares, Inc.(1)	384	4,908
Columbia Financial, Inc.(1)	781	13,011
Essent Group Ltd.	1,663	90,883
Federal Agricultural Mortgage Corp., Class C	223	18,520
First Defiance Financial Corp.	392	11,819
Flagstar Bancorp, Inc.	482	17,959
Home Bancorp, Inc.	112	4,321
HomeStreet, Inc.(1)	389	12,417
Kearny Financial Corp.	956	13,480
LendingTree, Inc.(1)	4	1,442
Merchants Bancorp	195	3,506
Meridian Bancorp, Inc.	676	13,608
Meta Financial Group, Inc.	575	20,453
MGIC Investment Corp.	5,972	86,056
Mr. Cooper Group, Inc.(1)	1,904	25,590
New York Community Bancorp, Inc.	5,221	62,234
NMI Holdings, Inc., Class A(1)	1,166	39,143
Northfield Bancorp, Inc.	683	11,543
Northwest Bancshares, Inc.	977	16,257
OceanFirst Financial Corp.	487	11,678
OP Bancorp	264	2,582
Oritani Financial Corp.	683	12,704
PCSB Financial Corp.	195	3,978
PennyMac Financial Services, Inc.	990	33,967
Provident Financial Services, Inc.	585	14,227
Radian Group, Inc.	3,913	101,112
Southern Missouri Bancorp, Inc.	141	5,271
Sterling Bancorp, Inc.	375	3,634
Territorial Bancorp, Inc.	113	3,581
TFS Financial Corp.	683	13,858
TrustCo Bank Corp. NY	1,565	13,741
United Community Financial Corp.	1,075	11,943
Walker & Dunlop, Inc.	291	19,101
Washington Federal, Inc.	1,075	39,571

Waterstone Financial, Inc.	684	12,907
Western New England Bancorp, Inc.	322	3,159
WSFS Financial Corp.	614	27,378
		824,542
Trading Companies and Distributors — 0.7%
Air Lease Corp.	2,349	109,064
Aircastle Ltd.	1,467	46,929
Applied Industrial Technologies, Inc.	193	12,323
BMC Stock Holdings, Inc.(1)	1,797	53,209
CAI International, Inc.(1)	153	3,687
Fastenal Co.	6,376	226,476
Foundation Building Materials, Inc.(1)	489	9,995
GATX Corp.	802	64,826
General Finance Corp.(1)	185	2,000
GMS, Inc.(1)	487	15,078
H&E Equipment Services, Inc.	847	27,951
HD Supply Holdings, Inc.(1)	487	19,392
Herc Holdings, Inc.(1)	636	29,739
Kaman Corp.	719	45,728
Lawson Products, Inc.(1)	53	2,733
MRC Global, Inc.(1)	981	13,087
MSC Industrial Direct Co., Inc., Class A	320	23,491
NOW, Inc.(1)	977	10,952
Rush Enterprises, Inc., Class A	291	13,334
SiteOne Landscape Supply, Inc.(1)	389	34,528
Systemax, Inc.	487	11,279
Textainer Group Holdings Ltd.(1)	464	4,236
Titan Machinery, Inc.(1)	124	1,670
Transcat, Inc.(1)	63	2,066
Triton International Ltd.	1,271	48,146
United Rentals, Inc.(1)	487	74,535
Univar Solutions, Inc.(1)	352	8,244
Veritiv Corp.(1)	217	3,980
W.W. Grainger, Inc.	651	206,334
Watsco, Inc.	193	34,348
WESCO International, Inc.(1)	193	10,156
		1,169,516
Transportation Infrastructure†
Macquarie Infrastructure Corp.	683	28,652
Water Utilities — 0.1%
American States Water Co.	350	29,852
American Water Works Co., Inc.	683	82,664
Aqua America, Inc.	1,467	64,944
Artesian Resources Corp., Class A	103	3,832
California Water Service Group	193	9,920
Consolidated Water Co. Ltd.	165	2,752
Global Water Resources, Inc.	122	1,643
SJW Group	248	17,563
York Water Co. (The)	85	3,768
		216,938

Wireless Telecommunication Services — 0.2%
Shenandoah Telecommunications Co.	585	21,967
Sprint Corp.(1)	8,223	48,680
T-Mobile US, Inc.(1)	2,643	207,607
Telephone & Data Systems, Inc.	977	23,165
		301,419
TOTAL COMMON STOCKS (Cost $153,686,650)		160,405,042
RIGHTS†
Media†
DISH Network Corp.(1)	164	112
Pharmaceuticals†
Bristol-Myers Squibb Co.(1)	5,583	12,003
TOTAL RIGHTS (Cost $11,892)		12,115
TEMPORARY CASH INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $84,941)	84,941	84,941
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $235,507)	235,507	235,507
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $154,018,990)		160,737,605
OTHER ASSETS AND LIABILITIES†		22,835
TOTAL NET ASSETS — 100.0%		$160,760,440

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $294,924. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)	Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $306,435, which includes securities collateral of $70,928.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.
The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	160,405,042	—	—
Rights	—	12,115	—
Temporary Cash Investments	84,941	—	—
Temporary Cash Investments - Securities Lending Collateral	235,507	—	—
	160,725,490	12,115	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.